                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: Feb. 28, 2006

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                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811-1424
                                  ----------------------------------------------


                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


      Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713)626-1919
                                                   -----------------------------

Date of fiscal year end:      10/31
                        -------------------

Date of reporting period:     7/31/04
                         ------------------

Item 1. Schedule of Investments.

                           AIM AGGRESSIVE GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com           AGRO-QTR-1  7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                      SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--84.54%
ADVERTISING--2.09%
Lamar Advertising Co.-Class A(a)(b)                                                   500,000             $   20,105,000
------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                    400,000                 28,808,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,913,000
========================================================================================================================

AEROSPACE & DEFENSE--0.84%
Engineered Support Systems, Inc.                                                      350,000                 19,624,500
========================================================================================================================

AIR FREIGHT & LOGISTICS--0.47%
Robinson (C.H.) Worldwide, Inc.                                                       250,000                 10,932,500
========================================================================================================================


APPAREL RETAIL--3.58%
Aeropostale, Inc.(a)                                                                  600,000                 18,288,000
------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                     500,000                 11,250,000
------------------------------------------------------------------------------------------------------------------------
Limited Brands                                                                        750,000                 15,330,000
------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)(b)                                                     500,000                 13,245,000
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(b)                                           1,250,000                 25,500,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              83,613,000
========================================================================================================================

APPLICATION SOFTWARE--2.36%
Amdocs Ltd. (United Kingdom)(a)                                                       400,000                  8,680,000
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)(b)                                                            750,000                 13,215,000
------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                                                              550,000                 18,524,000
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                                          400,000                 14,624,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,043,000
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--4.83%
Affiliated Managers Group, Inc.(a)(b)                                                 300,000                 13,773,000
------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.(b)                                               1,250,000                 57,100,000
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                      300,000                 23,562,000
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                              400,000                 18,488,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             112,923,000
========================================================================================================================

AUTO PARTS & EQUIPMENT--0.62%
Gentex Corp.(b)                                                                       250,000                  8,950,000
------------------------------------------------------------------------------------------------------------------------
Lear Corp.(b)                                                                         100,000                  5,513,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,463,000
========================================================================================================================

BIOTECHNOLOGY--1.71%
Amylin Pharmaceuticals, Inc.(a)(b)                                                    625,000                 12,875,000
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)(b)                                                                250,000                 13,120,000
------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)(b)                                                       750,000                 13,987,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,982,500
========================================================================================================================

AGRO-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.23%
Citadel Broadcasting Co.(a)                                                         1,000,000             $   14,090,000
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp.(a)                                                      350,000                 13,457,500
------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)                                           850,000                 24,624,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,172,000
========================================================================================================================

COMMUNICATIONS EQUIPMENT--4.08%
Avaya Inc.(a)(b)                                                                    1,000,000                 14,650,000
------------------------------------------------------------------------------------------------------------------------
Avocent Corp.(a)                                                                      350,000                 10,479,000
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                                                     1,500,000                 25,590,000
------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                     528,600                 20,446,248
------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(a)                                                                      500,000                  9,640,000
------------------------------------------------------------------------------------------------------------------------
Tekelec(a)                                                                            750,000                 14,572,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              95,377,748
========================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.82%
Best Buy Co., Inc.                                                                    400,000                 19,264,000
========================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.43%
Electronics for Imaging, Inc.(a)(b)                                                   500,000                 10,035,000
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.97%
Deere & Co.                                                                           125,000                  7,851,250
------------------------------------------------------------------------------------------------------------------------
Joy Global Inc.                                                                       500,000                 14,845,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,696,250
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--6.82%
Alliance Data Systems Corp.(a)(b)                                                   1,500,000                 59,565,000
------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)(b)                                                         500,000                  9,000,000
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)                                                                     1,000,000                 34,260,000
------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                                                               50,300                  1,623,181
------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                         650,000                 19,961,500
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                                                        1,500,000                 34,965,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             159,374,681
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--5.73%
Apollo Group, Inc.-Class A(a)(b)                                                      175,000                 14,621,250
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.(a)                                                             267,000                  9,027,270
------------------------------------------------------------------------------------------------------------------------
Cintas Corp.(b)                                                                       750,000                 31,470,000
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)(b)                                                       865,000                 16,192,800
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                   500,000                 28,350,000
------------------------------------------------------------------------------------------------------------------------
CoStar Group Inc.(a)                                                                  400,000                 16,980,000
------------------------------------------------------------------------------------------------------------------------
University of Phoenix Online(a)                                                       200,000                 17,234,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             133,875,320
========================================================================================================================

AGRO-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.56%
Cooper Industries, Ltd.-Class A (Bermuda)                                             275,000             $   15,639,250
------------------------------------------------------------------------------------------------------------------------
EnerSys(a)                                                                            916,000                 11,450,000
------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                             250,000                  9,352,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,441,750
========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.70%
Agilent Technologies, Inc.(a)                                                         750,000                 17,857,500
------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.(a)                                                                   250,000                  9,700,000
------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                       400,000                 12,160,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,717,500
========================================================================================================================

EMPLOYMENT SERVICES--2.53%
Monster Worldwide Inc.(a)                                                             350,000                  7,731,500
------------------------------------------------------------------------------------------------------------------------
Robert Half International Inc.                                                      1,850,000                 51,467,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              59,198,500
========================================================================================================================

GENERAL MERCHANDISE STORES--0.75%
Family Dollar Stores, Inc.(b)                                                         625,000                 17,412,500
========================================================================================================================

HEALTH CARE DISTRIBUTORS--1.32%
Henry Schein, Inc.(a)                                                                 250,000                 16,775,000
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.(b)                                                                     500,000                 14,135,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,910,000
========================================================================================================================

HEALTH CARE EQUIPMENT--2.28%
Hospira, Inc.(a)                                                                      535,000                 13,861,850
------------------------------------------------------------------------------------------------------------------------
ResMed Inc.(a)(b)                                                                     175,000                  8,575,000
------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                                             150,000                 10,219,500
------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                       250,000                 10,970,000
------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                                                           125,000                  9,538,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              53,165,100
========================================================================================================================

HEALTH CARE FACILITIES--1.16%
Health Management Associates, Inc.-Class A(b)                                         500,000                 10,030,000
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                                                              500,000                 17,030,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,060,000
========================================================================================================================

HEALTH CARE SERVICES--3.34%
Caremark Rx, Inc.(a)(b)                                                             1,050,000                 32,025,000
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                       600,000                 18,222,000
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                                              250,000                 16,400,000
------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                                       375,000                 11,362,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              78,009,500
========================================================================================================================

HEALTH CARE SUPPLIES--1.50%
Fisher Scientific International Inc.(a)(b)                                            600,000                 34,920,000
========================================================================================================================

AGRO-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--0.64%
Royal Caribbean Cruises Ltd. (Liberia)                                                350,000             $   14,962,500
========================================================================================================================

INDUSTRIAL CONGLOMERATES--1.64%
Textron Inc.                                                                          625,000                 38,312,500
========================================================================================================================

INDUSTRIAL MACHINERY--2.47%
Danaher Corp.(b)                                                                      500,000                 25,325,000
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.(b)                                                                        500,000                 32,320,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              57,645,000
========================================================================================================================

INTERNET SOFTWARE & SERVICES--0.33%
United Online, Inc.(a)(b)                                                             500,000                  7,800,000
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.87%
Ameritrade Holding Corp.(a)                                                         1,000,000                 11,090,000
------------------------------------------------------------------------------------------------------------------------
Edwards (A.G.), Inc.(b)                                                               250,000                 8,125,000
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                         350,000                 24,535,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,750,000
========================================================================================================================

IT CONSULTING & OTHER SERVICES--1.48%
Acxiom Corp.                                                                          600,000                 13,200,000
------------------------------------------------------------------------------------------------------------------------
Anteon International Corp.(a)                                                          25,200                    784,728
------------------------------------------------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                                                    500,000                 20,555,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,539,728
========================================================================================================================

LEISURE PRODUCTS--0.50%
Brunswick Corp.                                                                       300,000                 11,709,000
========================================================================================================================

MANAGED HEALTH CARE--0.18%
Health Net Inc.(a)                                                                    170,600                  4,116,578
========================================================================================================================

OIL & GAS DRILLING--1.19%
Patterson-UTI Energy, Inc.                                                            350,000                  6,380,500
------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                                        1,188,900                 21,400,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,780,700
========================================================================================================================

PHARMACEUTICALS--2.12%
Barr Pharmaceuticals Inc.(a)                                                          650,000                 22,327,500
------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                                                           650,000                  9,197,500
------------------------------------------------------------------------------------------------------------------------
IVAX Corp.(a)(b)                                                                      750,000                 17,887,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,412,500
========================================================================================================================

AGRO-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
PUBLISHING--0.43%
Belo Corp.-Class A                                                                    425,000             $    9,936,500
========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.41%
CB Richard Ellis Group, Inc.-Class A(a)                                               500,000                  9,470,000
========================================================================================================================

RESTAURANTS--1.32%
CBRL Group, Inc.                                                                      500,000                 16,610,000
------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                           400,000                 14,308,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,918,000
========================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.01%
Novellus Systems, Inc.(a)(b)                                                          875,000                 23,625,000
========================================================================================================================

SEMICONDUCTORS--2.61%
AMIS Holdings, Inc.(a)                                                              1,100,000                 16,203,000
------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                                                             300,000                 10,608,000
------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.(b)                                                          750,000                 21,727,500
------------------------------------------------------------------------------------------------------------------------
Semtech Corp.(a)                                                                      625,000                 12,406,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              60,944,750
========================================================================================================================

SPECIALIZED FINANCE--0.51%
Moody's Corp.                                                                         175,000                 11,917,500
========================================================================================================================

SPECIALTY CHEMICALS--0.42%
Valspar Corp. (The)                                                                   200,000                  9,800,000
========================================================================================================================

SPECIALTY STORES--5.87%
Pep Boys (The)-Manny, Moe & Jack                                                      275,000                  5,692,500
------------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                                                        350,000                 10,454,500
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                       1,500,000                 43,320,000
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                         500,000                 17,875,000
------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.(a)                                                                 750,000                 27,195,000
------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                            1,000,000                 32,490,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             137,027,000
========================================================================================================================

SYSTEMS SOFTWARE--1.08%
Accelr8 Technology Corp.(a)                                                            29,424                     68,852
------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                                                                    150,000                  6,327,000
------------------------------------------------------------------------------------------------------------------------
McAfee Inc.(a)(b)                                                                     400,000                  7,192,000
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                     250,000                 11,690,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,277,852
========================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.79%
CDW Corp.                                                                             650,000                 41,795,000
========================================================================================================================

AGRO-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.62%
New York Community Bancorp, Inc.(b)                                                   750,000             $   14,430,000
========================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.84%
MSC Industrial Direct Co., Inc.-Class A                                               625,000                 19,562,500
========================================================================================================================

TRUCKING--1.49%
Sirva Inc.(a)                                                                       1,486,500                 34,754,370
========================================================================================================================

Total Common Stocks (Cost $1,746,508,180)                                                                  1,974,611,327
========================================================================================================================

MONEY MARKET FUNDS--1.71%
Liquid Assets Portfolio-Institutional Class(c)                                     19,913,889                 19,913,889
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                        19,913,889                 19,913,889
------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $39,827,778)                                                                   39,827,778
========================================================================================================================
TOTAL INVESTMENTS--86.25% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,786,335,958)                                                                   2,014,439,105
========================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--13.75%
Liquid Assets Portfolio-Institutional Class(c)(d)                                 160,591,992                160,591,992
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)(d)                                    160,591,992                160,591,992
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $321,183,984)         321,183,984
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $2,107,519,942)                                                         $2,335,623,089
________________________________________________________________________________________________________________________
========================================================================================================================



        Notes to Schedule of Investments:

(a)     Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

        See accompanying notes which are an integral part of this schedule

AGRO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

AGRO-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $  37,783,111  $  394,828,604  $  (412,697,826)  $           --   $ 19,913,889    $180,035   $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
Institutional Class          37,783,111     394,828,604     (412,697,826)              --     19,913,889     175,333            --
----------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL                  $  75,566,222  $  789,657,208  $  (825,395,652)  $           --   $ 39,827,778    $355,368   $        --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME  * GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $261,330,936   $  291,719,679  $  (392,458,623)  $           --   $160,591,992    $240,546   $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
Institutional Class        261,330,936      291,719,679     (392,458,623)              --    160,591,992     234,379            --
----------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL                  $522,661,872   $  583,439,358  $  (784,917,246)  $           --   $321,183,984    $474,925   $        --
==================================================================================================================================
    TOTAL                 $598,228,094   $1,373,096,566  $(1,610,312,898)  $           --   $361,011,762    $830,293   $        --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.

AGRO-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $314,886,260 were on loan to brokers. The loans were secured by cash collateral of $321,183,984 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $474,925 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $2,013,101,896 and $2,381,345,112, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $ 297,668,252
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (77,034,594)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $ 220,633,658
==============================================================================
Cost of investments for tax purposes is $2,114,989,431.

AGRO-QTR-1

                            AIM BASIC VALUE II FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com          BVA2-QTR-1  7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.00%
ADVERTISING--5.42%
Interpublic Group of Cos., Inc. (The)(a)                                                2,500             $       31,975
------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                        500                     36,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  67,985
========================================================================================================================

AEROSPACE & DEFENSE--2.10%
Honeywell International Inc.                                                              700                     26,327
========================================================================================================================

APPAREL RETAIL--2.90%
Gap, Inc. (The)                                                                         1,600                     36,320
========================================================================================================================

BUILDING PRODUCTS--2.26%
American Standard Cos. Inc.(a)                                                            750                     28,417
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--6.21%
Ceridian Corp.(a)                                                                       1,600                     28,800
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                        1,100                     49,071
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  77,871
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--7.65%
Cendant Corp.                                                                           2,000                     45,760
------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                           350                     17,196
------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.(a)                                                      1,900                     33,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  96,016
========================================================================================================================

ENVIRONMENTAL SERVICES--3.14%
Waste Management, Inc.                                                                  1,400                     39,396
========================================================================================================================

FOOD RETAIL--3.43%
Kroger Co. (The)(a)                                                                     1,650                     26,070
------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                           800                     16,904
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  42,974
========================================================================================================================

GENERAL MERCHANDISE STORES--2.09%
Target Corp.                                                                              600                     26,160
========================================================================================================================

HEALTH CARE DISTRIBUTORS--4.79%
Cardinal Health, Inc.                                                                     700                     31,150
------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                            900                     28,953
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  60,103
========================================================================================================================

BVA2-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--2.80%
Waters Corp.(a)                                                                           800             $       35,104
========================================================================================================================

HEALTH CARE FACILITIES--1.23%
HCA Inc.                                                                                  400                     15,460
========================================================================================================================

HEALTH CARE SERVICES--1.26%
IMS Health Inc.                                                                           650                     15,756
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--3.59%
Starwood Hotels & Resorts Worldwide, Inc.                                               1,000                     45,000
========================================================================================================================

INDUSTRIAL CONGLOMERATES--5.68%
Tyco International Ltd. (Bermuda)                                                       2,300                     71,300
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.17%
Merrill Lynch & Co., Inc.                                                                 800                     39,776
========================================================================================================================

LEISURE PRODUCTS--2.80%
Brunswick Corp.                                                                           900                     35,127
========================================================================================================================

MANAGED HEALTH CARE--3.29%
Anthem, Inc.(a)                                                                           500                     41,235
========================================================================================================================

OIL & GAS DRILLING--4.34%
Pride International, Inc.(a)                                                            1,450                     26,100
------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                                     1,000                     28,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  54,500
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.68%
Weatherford International Ltd. (Bermuda)(a)                                               450                     21,051
========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.36%
Citigroup Inc.                                                                          1,100                     48,499
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                    1,175                     43,863
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  92,362
========================================================================================================================

PHARMACEUTICALS--7.69%
Aventis S.A. (France)(b)                                                                  420                     32,574
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                               900                     28,764
------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (France)(b)(c)                                                     200                     13,208
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     620                     21,948
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  96,494
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.75%
ACE Ltd. (Cayman Islands)                                                                 850                     34,502
========================================================================================================================

BVA2-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--1.72%
Novellus Systems, Inc.(a)                                                                 800             $       21,600
========================================================================================================================

SYSTEMS SOFTWARE--4.43%
Computer Associates International, Inc.                                                 2,200                     55,528
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--6.22%
Fannie Mae                                                                                775                     54,994
------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                         500                     23,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  78,004
========================================================================================================================

Total Common Stocks (Cost $1,018,337)                                                                          1,254,368
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,018,337)                                                             $    1,254,368
________________________________________________________________________________________________________________________
========================================================================================================================

        Notes to Schedule of Investments:

(a)     Non-income producing security.

(b) On August 20, 2004, after period end, Sanofi-Synthelabo S.A. and Aventis S.A. merged to form Sanofi-Aventis.

(c) Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security at July 31, 2004 represented 1.05% of the Fund's total investments. See Note 1A.

        See accompanying notes which are an integral part of this schedule.

BVA2-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

BVA2-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $189,405 and $206,460, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $     273,809
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (37,778)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $     236,031
==============================================================================
Investments have the same costs for tax and financial statement purposes.

BVA2-QTR-1

                               AIM BLUE CHIP FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            BCH-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                     MARKET
                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.57%

AEROSPACE & DEFENSE--2.19%
Honeywell International Inc.                                        650,000       $ 24,446,500
----------------------------------------------------------------------------------------------
United Technologies Corp.                                           375,000         35,062,500
----------------------------------------------------------------------------------------------
                                                                                    59,509,000
==============================================================================================

AIR FREIGHT & LOGISTICS--0.66%
United Parcel Service, Inc.-Class B                                 250,000         17,990,000
==============================================================================================


ALUMINUM--0.81%
Alcoa Inc.                                                          690,000         22,100,700
==============================================================================================


APPAREL RETAIL--0.96%
Gap, Inc. (The)                                                   1,150,000         26,105,000
==============================================================================================


BIOTECHNOLOGY--2.12%
Amgen Inc.(a)                                                       625,000         35,550,000
----------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                  450,000         21,906,000
----------------------------------------------------------------------------------------------
                                                                                    57,456,000
==============================================================================================

BUILDING PRODUCTS--0.67%
Masco Corp.                                                         600,000         18,144,000
==============================================================================================


COMMUNICATIONS EQUIPMENT--3.30%
Cisco Systems, Inc.(a)                                            3,600,000         75,096,000
----------------------------------------------------------------------------------------------
Motorola, Inc.                                                      900,000         14,337,000
----------------------------------------------------------------------------------------------
                                                                                    89,433,000
==============================================================================================

COMPUTER & ELECTRONICS RETAIL--0.74%
Best Buy Co., Inc.                                                  420,000         20,227,200
==============================================================================================


COMPUTER HARDWARE--3.05%
Dell Inc.(a)                                                      1,350,000         47,884,500
----------------------------------------------------------------------------------------------
International Business Machines Corp.                               400,000         34,828,000
----------------------------------------------------------------------------------------------
                                                                                    82,712,500
==============================================================================================

BCH-QTR-1

                                                                                     MARKET
                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.77%
EMC Corp.(a)                                                      1,900,000       $ 20,843,000
==============================================================================================

CONSUMER FINANCE--2.92%
American Express Co.                                                710,000         35,677,500
----------------------------------------------------------------------------------------------
MBNA Corp.                                                        1,150,000         28,393,500
----------------------------------------------------------------------------------------------
SLM Corp.                                                           400,000         15,168,000
----------------------------------------------------------------------------------------------
                                                                                    79,239,000
==============================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.96%
Automatic Data Processing, Inc.                                     500,000         20,990,000
----------------------------------------------------------------------------------------------
First Data Corp.                                                    725,000         32,342,250
----------------------------------------------------------------------------------------------
                                                                                    53,332,250
==============================================================================================

DEPARTMENT STORES--0.59%
J.C. Penney Co., Inc.                                               400,000         16,000,000
==============================================================================================

DIVERSIFIED BANKS--2.24%
Bank of America Corp.                                               400,000         34,004,000
----------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                   465,000         26,695,650
----------------------------------------------------------------------------------------------
                                                                                    60,699,650
==============================================================================================

DIVERSIFIED CHEMICALS--0.84%
Dow Chemical Co. (The)                                              575,000         22,936,750
==============================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.15%
Apollo Group, Inc.--Class A(a)                                      350,000         29,242,500
----------------------------------------------------------------------------------------------
Cendant Corp.                                                     1,275,000         29,172,000
----------------------------------------------------------------------------------------------
                                                                                    58,414,500
==============================================================================================

ELECTRIC UTILITIES--1.10%
FPL Group, Inc.                                                     225,000         15,149,250
----------------------------------------------------------------------------------------------
Southern Co. (The)                                                  500,000         14,640,000
----------------------------------------------------------------------------------------------
                                                                                    29,789,250
==============================================================================================

ENVIRONMENTAL SERVICES--0.75%
Waste Management, Inc.                                              725,000         20,401,500
==============================================================================================

FOOD DISTRIBUTORS--0.78%
Sysco Corp.                                                         615,000         21,186,750
==============================================================================================

FOOTWEAR--0.80%
NIKE, Inc.--Class B                                                 300,000         21,813,000
==============================================================================================

BCH-QTR-1

                                                                                      MARKET
                                                                  SHARES              VALUE
----------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.80%
Target Corp.                                                        500,000       $ 21,800,000
==============================================================================================


HEALTH CARE EQUIPMENT--4.00%
Boston Scientific Corp.(a)                                          750,000         28,695,000
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                     625,000         31,043,750
----------------------------------------------------------------------------------------------
Waters Corp.(a)                                                     375,000         16,455,000
----------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                            425,000         32,431,750
----------------------------------------------------------------------------------------------
                                                                                   108,625,500
==============================================================================================

HOME IMPROVEMENT RETAIL--1.53%
Home Depot, Inc. (The)                                            1,230,000         41,475,600
==============================================================================================


HOTELS, RESORTS & CRUISE LINES--1.31%
Carnival Corp. (Panama)                                             400,000         18,644,000
----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                           375,000         16,875,000
----------------------------------------------------------------------------------------------
                                                                                    35,519,000
==============================================================================================

HOUSEHOLD PRODUCTS--2.75%
Colgate-Palmolive Co.                                               400,000         21,280,000
----------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                        1,025,000         53,453,750
----------------------------------------------------------------------------------------------
                                                                                    74,733,750
==============================================================================================

HOUSEWARES & SPECIALTIES--0.53%
Fortune Brands, Inc.                                                200,000         14,436,000
==============================================================================================


HYPERMARKETS & SUPER CENTERS--3.10%
Costco Wholesale Corp.                                              475,000         19,313,500
----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             1,225,000         64,937,250
----------------------------------------------------------------------------------------------
                                                                                    84,250,750
==============================================================================================

INDUSTRIAL CONGLOMERATES--6.03%
3M Co.                                                              275,000         22,649,000
----------------------------------------------------------------------------------------------
General Electric Co.                                              2,605,000         86,616,250
----------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                 1,750,000         54,250,000
----------------------------------------------------------------------------------------------
                                                                                   163,515,250
==============================================================================================

INDUSTRIAL GASES--0.71%
Air Products & Chemicals, Inc.                                      370,000         19,147,500
==============================================================================================


INDUSTRIAL MACHINERY--1.67%
Danaher Corp.                                                       625,000         31,656,250
----------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                200,000         13,738,000
----------------------------------------------------------------------------------------------
                                                                                    45,394,250
==============================================================================================

BCH-QTR-1

                                                                                     MARKET
                                                                  SHARES              VALUE
----------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--3.16%
Exxon Mobil Corp.                                                 1,850,000       $ 85,655,000
==============================================================================================


INTEGRATED TELECOMMUNICATION SERVICES--0.68%
SBC Communications Inc.                                             725,000         18,371,500
==============================================================================================


INTERNET RETAIL--0.58%
eBay Inc.(a)                                                        200,000         15,666,000
==============================================================================================


INVESTMENT BANKING & BROKERAGE--3.44%
Goldman Sachs Group, Inc. (The)                                     370,000         32,630,300
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           575,000         28,589,000
----------------------------------------------------------------------------------------------
Morgan Stanley                                                      650,000         32,064,500
----------------------------------------------------------------------------------------------
                                                                                    93,283,800
==============================================================================================

MANAGED HEALTH CARE--1.25%
UnitedHealth Group Inc.                                             540,000         33,966,000
==============================================================================================


MOVIES & ENTERTAINMENT--1.02%
Viacom Inc.-Class B                                                 825,000         27,711,750
==============================================================================================


MULTI-LINE INSURANCE--2.34%
American International Group, Inc.                                  900,000         63,585,000
==============================================================================================


MULTI-UTILITIES & UNREGULATED POWER--0.53%
Dominion Resources, Inc.                                            225,000         14,278,500
==============================================================================================


OIL & GAS DRILLING--0.39%
ENSCO International Inc.                                            350,000         10,538,500
==============================================================================================


OIL & GAS EQUIPMENT & SERVICES--1.00%
Schlumberger Ltd. (Netherlands)                                     420,000         27,014,400
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.28%
Citigroup Inc.                                                    2,000,000         88,180,000
----------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                              1,475,000         55,061,750
----------------------------------------------------------------------------------------------
                                                                                   143,241,750
==============================================================================================

BCH-QTR-1

                                                                                               MARKET
                                                                            SHARES              VALUE
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.00%
Avon Products, Inc.(b)                                                        625,000       $ 26,881,250
--------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                            700,000         27,286,000
--------------------------------------------------------------------------------------------------------
                                                                                              54,167,250
========================================================================================================

PHARMACEUTICALS--7.72%
Allergan, Inc.                                                                250,000         18,910,000
--------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                  250,000         12,572,500
--------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                             850,000         46,979,500
--------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                             300,000         19,116,000
--------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                 2,500,000         79,900,000
--------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                              600,000         17,760,000
--------------------------------------------------------------------------------------------------------
Wyeth                                                                         400,000         14,160,000
--------------------------------------------------------------------------------------------------------
                                                                                             209,398,000
========================================================================================================

PROPERTY & CASUALTY INSURANCE--0.82%
Allstate Corp. (The)                                                          475,000         22,363,000
========================================================================================================


RAILROADS--0.65%
Canadian National Railway Co. (Canada)                                        395,000         17,786,850
========================================================================================================


RESTAURANTS--1.20%
McDonald's Corp.                                                            1,180,000         32,450,000
========================================================================================================


SEMICONDUCTOR EQUIPMENT--1.02%
Applied Materials, Inc.(a)                                                    900,000         15,273,000
--------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                           300,000         12,363,000
--------------------------------------------------------------------------------------------------------
                                                                                              27,636,000
========================================================================================================

SEMICONDUCTORS--4.34%
Analog Devices, Inc.                                                          440,000         17,468,000
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 1,950,000         47,541,000
--------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                       375,000         14,662,500
--------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                     575,000         16,657,750
--------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                  725,000         21,336,750
--------------------------------------------------------------------------------------------------------
                                                                                             117,666,000
========================================================================================================

SOFT DRINKS--1.64%
Coca-Cola Co. (The)                                                           475,000         20,833,500
--------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                 475,000         23,750,000
--------------------------------------------------------------------------------------------------------
                                                                                              44,583,500
========================================================================================================

SPECIALTY STORES--0.65%
Bed Bath & Beyond Inc.(a)                                                     500,000         17,695,000
========================================================================================================

BCH-QTR-1

                                                                                                 MARKET
                                                                            SHARES               VALUE
-----------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--5.76%
Microsoft Corp.                                                              3,400,000       $   96,764,000
-----------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                              2,125,000           22,333,750
-----------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                              325,000           15,197,000
-----------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                    1,150,000           21,919,000
-----------------------------------------------------------------------------------------------------------
                                                                                                156,213,750
===========================================================================================================

THRIFTS & MORTGAGE FINANCE--1.22%
Fannie Mae                                                                     465,000           32,996,400
===========================================================================================================


WIRELESS TELECOMMUNICATION SERVICES--1.05%
Nextel Communications, Inc.--Class A(a)                                        350,000            7,966,000
-----------------------------------------------------------------------------------------------------------
Vodafone Group PLC--ADR (United Kingdom)                                       950,000           20,643,500
-----------------------------------------------------------------------------------------------------------
                                                                                                 28,609,500
===========================================================================================================


Total Common Stocks & Other Equity
Interests (Cost $2,185,245,316)                                                               2,702,108,100
===========================================================================================================

MONEY MARKET FUNDS--0.18%
Liquid Assets Portfolio--Institutional Class(c)                              2,426,851            2,426,851
-----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Institutional Class(c)                                 2,426,851            2,426,851
-----------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $4,853,702)                                                        4,853,702
===========================================================================================================
TOTAL INVESTMENTS--99.75% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $2,190,099,018)                                                      2,706,961,802
___________________________________________________________________________________________________________
===========================================================================================================



INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.25%
Liquid Assets Portfolio--Institutional Class(c)(d)                           6,754,000            6,754,000
-----------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $6,754,000)                                              6,754,000
===========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $2,196,853,018)                                            $2,713,715,802
___________________________________________________________________________________________________________
===========================================================================================================

BCH-QTR-1

Investment Abbreviations:

ADR                                              American Depositary Receipt

Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




See accompanying notes which are an integral part of this schedule.

BCH-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

BCH-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

BCH-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                          MARKET                        PROCEEDS         UNREALIZED       MARKET
                          VALUE         PURCHASES         FROM          APPRECIATION      VALUE           DIVIDEND        REALIZED
FUND                     10/31/03        AT COST          SALES        (DEPRECIATION)    07/31/04          INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio--
Institutional
Class                 $  32,255,406   $ 137,230,977   $(167,059,532)   $          --   $   2,426,851   $     183,346   $          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class      32,255,406     137,230,977    (167,059,532)              --       2,426,851         179,946              --
------------------------------------------------------------------------------------------------------------------------------------
   Subtotal           $  64,510,812   $ 274,461,954   $(334,119,064)   $          --   $   4,853,702   $     363,292   $          --
====================================================================================================================================


    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          MARKET                        PROCEEDS         UNREALIZED       MARKET
                          VALUE         PURCHASES         FROM          APPRECIATION      VALUE           DIVIDEND        REALIZED
FUND                     10/31/03        AT COST          SALES        (DEPRECIATION)    07/31/04          INCOME*       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio--
Institutional
Class                 $     447,700   $ 347,383,304   $(341,077,004)   $          --   $   6,754,000   $      15,222   $          --
------------------------------------------------------------------------------------------------------------------------------------

    Total             $  64,958,512   $ 621,845,258   $(675,196,068)   $          --   $  11,607,702   $     378,514   $          --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $6,594,360 were on loan to brokers. The loans were secured by cash collateral of $6,754,000 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $15,222 for securities lending transactions.

BCH-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $720,240,301 and $972,446,070, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities       $ 521,522,978
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (45,221,164)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $ 476,301,814
==============================================================================

Cost of investments for tax purposes is $2,237,413,988.

BCH-QTR-1

                          AIM CAPITAL DEVELOPMENT FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com          CDV-QTR-1  7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--84.13%
ADVERTISING--1.72%
Interpublic Group of Cos., Inc. (The)(a)(b)                                           691,600             $    8,845,564
------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.-Class A(a)                                                      136,000                  5,468,560
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                                                               122,400                  5,554,512
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,868,636
========================================================================================================================

AIR FREIGHT & LOGISTICS--1.04%
Robinson (C.H.) Worldwide, Inc.                                                       274,900                 12,021,377
========================================================================================================================

AIRLINES--0.37%
AirTran Holdings, Inc.(a)                                                             381,800                  4,257,070
========================================================================================================================

APPAREL RETAIL--1.80%
Limited Brands                                                                        560,300                 11,452,532
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                     402,400                  9,315,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,768,092
========================================================================================================================

APPLICATION SOFTWARE--2.39%
Amdocs Ltd. (United Kingdom)(a)(b)                                                    365,400                  7,929,180
------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.(b)                                                                     273,600                 10,998,720
------------------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                                         27,300                  1,022,112
------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.(a)                                                               947,400                  7,636,044
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,586,056
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.68%
Affiliated Managers Group, Inc.(a)(b)                                                 171,000                  7,850,610
========================================================================================================================

BROADCASTING & CABLE TV--0.96%
Cox Radio, Inc.-Class A(a)                                                            300,000                  5,199,000
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.(a)                                                                 246,800                  5,873,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,072,840
========================================================================================================================

BUILDING PRODUCTS--1.01%
American Standard Cos. Inc.(a)                                                        306,900                 11,628,441
========================================================================================================================

CASINOS & GAMING--1.39%
Harrah's Entertainment, Inc.(b)                                                       234,400                 10,897,256
------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                                                     291,200                  5,186,272
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,083,528
========================================================================================================================

CDV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PRINTING--1.05%
Donnelley (R.R.) & Sons Co.                                                           379,764             $   12,053,709
========================================================================================================================

COMMUNICATIONS EQUIPMENT--0.92%
Harris Corp.                                                                          224,400                 10,654,512
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.71%
Cummins Inc.                                                                          117,100                  8,130,253
========================================================================================================================

CONSUMER ELECTRONICS--1.06%
Garmin Ltd. (Cayman Islands)(b)                                                       325,400                 12,202,500
========================================================================================================================

CONSUMER FINANCE--1.09%
AmeriCredit Corp.(a)(b)                                                               661,100                 12,627,010
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.51%
Alliance Data Systems Corp.(a)                                                        268,600                 10,666,106
------------------------------------------------------------------------------------------------------------------------
Certegy Inc.                                                                          164,550                  6,238,090
------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(a)                                                    282,800                  4,637,920
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)(b)                                                               278,000                 12,665,680
------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                                                              196,650                  6,345,895
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,553,691
========================================================================================================================

DEPARTMENT STORES--0.96%
Kohl's Corp.(a)                                                                       241,900                 11,069,344
========================================================================================================================

DISTILLERS & VINTNERS--0.80%
Constellation Brands, Inc.-Class A(a)                                                 244,000                  9,242,720
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.72%
ARAMARK Corp.-Class B                                                                 398,700                 10,693,134
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                                                          250,300                  4,685,616
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America(a)                                                       284,500                 10,725,650
------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.(a)                                                    595,500                 10,361,700
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(a)                                                               324,800                  6,444,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,910,132
========================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.20%
Cooper Industries, Ltd.-Class A (Bermuda)                                             214,000                 12,170,180
------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                             354,600                 13,265,586
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,435,766
========================================================================================================================

CDV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.39%
Aeroflex Inc.(a)                                                                      580,000             $    6,432,200
------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                                                             332,400                 10,447,332
------------------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                                        282,800                 10,718,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,597,652
========================================================================================================================

ENVIRONMENTAL SERVICES--1.08%
Republic Services, Inc.                                                               435,000                 12,441,000
========================================================================================================================

GENERAL MERCHANDISE STORES--1.27%
Dollar General Corp.                                                                  498,400                  9,619,120
------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                                                        188,800                  5,080,608
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,699,728
========================================================================================================================

HEALTH CARE DISTRIBUTORS--0.80%
Omnicare, Inc.                                                                        326,900                  9,241,463
========================================================================================================================

HEALTH CARE EQUIPMENT--1.53%
Bio-Rad Laboratories, Inc. Class-A(a)                                                  92,600                  4,852,240
------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                       292,400                 12,830,512
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,682,752
========================================================================================================================

HEALTH CARE FACILITIES--1.45%
Select Medical Corp.                                                                  577,100                  7,409,964
------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(b)                                            204,100                  9,288,591
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,698,555
========================================================================================================================

HEALTH CARE SERVICES--4.42%
Apria Healthcare Group Inc.(a)                                                        349,100                 10,246,085
------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                                                  410,277                 12,513,449
------------------------------------------------------------------------------------------------------------------------
Covance Inc.(a)                                                                       198,900                  7,297,641
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                       338,550                 10,281,764
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                                                           162,800                 10,679,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,018,619
========================================================================================================================

HEALTH CARE SUPPLIES--1.21%
Fisher Scientific International Inc.(a)(b)                                            240,100                 13,973,820
========================================================================================================================

HOME FURNISHINGS--0.67%
Tempur-Pedic International Inc.(a)                                                    618,800                  7,778,316
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.44%
Starwood Hotels & Resorts Worldwide, Inc.(b)                                          113,800                  5,121,000
========================================================================================================================

CDV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--1.03%
Yankee Candle Co., Inc. (The)(a)                                                      408,400             $   11,851,768
========================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.90%
BJ's Wholesale Club, Inc.(a)(b)                                                       447,700                 10,435,887
========================================================================================================================

INDUSTRIAL GASES--0.86%
Airgas, Inc.                                                                          455,000                  9,896,250
========================================================================================================================

INDUSTRIAL MACHINERY--1.60%
Eaton Corp.                                                                           84,000                   5,429,760
------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                 227,000                 13,025,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,455,020
========================================================================================================================

INSURANCE BROKERS--0.83%
Willis Group Holdings Ltd. (Bermuda)                                                  276,000                  9,604,800
========================================================================================================================

INTEGRATED OIL & GAS--0.87%
Murphy Oil Corp.                                                                      129,500                 10,015,530
========================================================================================================================

INTERNET SOFTWARE & SERVICES--0.81%
United Online, Inc.(a)(b)                                                             600,800                  9,372,480
========================================================================================================================

LEISURE PRODUCTS--0.89%
Brunswick Corp.                                                                       262,700                 10,253,181
========================================================================================================================

METAL & GLASS CONTAINERS--0.91%
Pactiv Corp.(a)                                                                       444,200                 10,474,236
========================================================================================================================

MULTI-LINE INSURANCE--1.34%
Genworth Financial Inc.-Class A(a)                                                    237,400                  5,398,476
------------------------------------------------------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda) (Acquired
08/27/03; Cost $10,000,000)(a)(c)(d)                                                1,000,000                 10,050,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,448,476
========================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.55%
Questar Corp.                                                                         154,600                  6,335,508
========================================================================================================================

OFFICE ELECTRONICS--0.58%
Zebra Technologies Corp.-Class A(a)                                                    81,150                  6,705,425
========================================================================================================================

CDV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--0.70%
Pride International, Inc.(a)(b)                                                       447,300             $    8,051,400
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.39%
BJ Services Co.(a)(b)                                                                 213,200                 10,587,512
------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.(a)                                                          539,500                  5,438,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,025,672
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.14%
XTO Energy, Inc.                                                                      439,125                 13,129,838
========================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.75%
Ashland Inc.                                                                          226,300                 11,828,701
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                   105,800                  6,349,058
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                           1,120,100                 13,609,215
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,786,974
========================================================================================================================
PACKAGED FOODS & MEATS--0.52%
Flowers Foods, Inc.                                                                   228,400                  5,961,240
========================================================================================================================

PAPER PACKAGING--1.50%
Sealed Air Corp.(a)                                                                   107,000                  5,076,080
------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(a)                                                      659,100                 12,265,851
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,341,931
========================================================================================================================

PERSONAL PRODUCTS--0.75%
NBTY, Inc.(a)                                                                         398,800                  8,677,888
========================================================================================================================

PHARMACEUTICALS--1.37%
Medicis Pharmaceutical Corp.-Class A                                                  127,300                  4,553,521
------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR(a)
 (United Kingdom)                                                                     423,647                 11,260,537
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,814,058
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.95%
ACE Ltd. (Cayman Islands)                                                             270,617                 10,984,344
========================================================================================================================

PUBLISHING--0.79%
Journal Communications, Inc.-Class A                                                  512,400                  9,141,216
========================================================================================================================

REAL ESTATE--1.72%
Fieldstone Investment Corp. (Acquired
11/10/03-11/11/03; Cost $9,984,140)(c)(d)(e)                                          661,900                 10,424,925
========================================================================================================================

CDV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--(CONTINUED)
Friedman, Billings, Ramsey Group, Inc.-Class A                                        574,555             $    9,451,430
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,876,355
========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.89%
CB Richard Ellis Group, Inc.-Class A(a)                                               540,400                 10,235,176
========================================================================================================================

REGIONAL BANKS--0.92%
Zions Bancorp.                                                                        175,200                 10,599,600
========================================================================================================================

REINSURANCE--0.81%
Platinum Underwriters Holdings, Ltd. (Bermuda)                                        337,200                  9,384,276
========================================================================================================================

RESTAURANTS--0.93%
Ruby Tuesday, Inc.(b)                                                                 372,400                 10,758,636
========================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.40%
Cabot Microelectronics Corp.(a)(b)                                                    212,200                  7,530,978
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                             317,100                  8,561,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,092,678
========================================================================================================================

SEMICONDUCTORS--2.69%
Cypress Semiconductor Corp.(a)(b)                                                     607,700                  6,891,318
------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A(b)                                                             382,600                  7,028,362
------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.(a)(b)                                                                 477,700                  2,431,493
------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.(b)                                                          374,762                 10,856,855
------------------------------------------------------------------------------------------------------------------------
Semiconductor Manufacturing International Corp.
(Cayman Islands)(a)(b)                                                                357,500                  3,875,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,083,328
========================================================================================================================

SPECIALTY CHEMICALS--0.83%
Great Lakes Chemical Corp.                                                            397,300                  9,527,254
========================================================================================================================

SPECIALTY STORES--1.29%
Advance Auto Parts, Inc.(a)                                                           261,200                  9,695,744
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                                                                178,400                  5,234,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,930,000
========================================================================================================================

SYSTEMS SOFTWARE--1.66%
Check Point Software Technologies Ltd. (Israel)(a)(b)                                 417,900                  8,312,031
------------------------------------------------------------------------------------------------------------------------
McAfee Inc.(a)                                                                        605,800                 10,892,284
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,204,315
========================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.87%
CDW Corp.                                                                             156,100                 10,037,230
========================================================================================================================

CDV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.48%
New York Community Bancorp, Inc.                                                      551,488             $   10,610,629
------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)(b)                                                              276,900                 11,416,587
------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                     242,800                 11,173,656
------------------------------------------------------------------------------------------------------------------------
Saxon Capital, Inc. (Acquired 07/27/01;
Cost $2,995,660)(a)(c)(d)                                                             296,600                  6,976,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,176,904
========================================================================================================================

TRUCKING--0.97%
Sirva Inc.(a)                                                                         477,300                 11,159,274
========================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $782,286,796)                                                                                          971,097,340
========================================================================================================================

MONEY MARKET FUNDS--3.75%
Liquid Assets Portfolio-Institutional Class(f)                                     21,643,014                 21,643,014
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)                                        21,643,014                 21,643,014
------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $43,286,028)                                                                   43,286,028
========================================================================================================================

TOTAL INVESTMENTS--87.88% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $825,572,824)                                                                     1,014,383,368
========================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--12.12%
Liquid Assets Portfolio-Institutional Class(f)(g)                                  69,953,293                 69,953,293
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)(g)                                     69,953,293                 69,953,293
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost
$139,906,586)                                                                                                139,906,586
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $965,479,410)                                                           $1,154,289,954
________________________________________________________________________________________________________________________
========================================================================================================================

CDV-QTR-1

         Investment Abbreviations:

         ADR                                     American Depositary Receipt

         Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $27,450,957, which represented 2.38% of the Fund's total investments. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $27,450,957, which represented 2.38% of the Fund's total investments. See Note 1A.

(e) Security considered to be illiquid. The market value of this security considered illiquid at July 31, 2004 represented 0.90% of the Fund's total investments.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


         See accompanying notes which are an integral part of this schedule.

CDV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

CDV-QTR-1
         adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is

CDV-QTR-1
         exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 16,395,571   $ 153,048,552   $ (147,801,109)   $           --   $   21,643,014  $ 178,999  $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         16,395,571     153,048,552     (147,801,109)               --       21,643,014    173,848           --
----------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL                  $ 32,791,142   $ 306,097,104   $ (295,602,218)   $           --   $   43,286,028  $ 352,847  $        --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 77,943,886   $ 155,402,653   $ (163,393,246)   $           --   $  69,953,293   $ 120,312  $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         77,943,886     155,402,653     (163,393,246)               --      69,953,293     117,039           --
----------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL               $155,887,772   $ 310,805,306   $  (326,786,492)  $           --   $ 139,906,586   $ 237,351  $        --
==================================================================================================================================
   TOTAL                  $188,678,914   $ 616,902,410   $  (622,388,710)  $           --   $ 183,192,614   $ 590,198  $        --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.



NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S.

CDV-QTR-1

Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $137,163,320 were on loan to brokers. The loans were secured by cash collateral of $139,906,586 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $237,351 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $480,114,109 and $531,378,395, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $ 221,859,837
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (33,636,706)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $ 188,223,131
==============================================================================
Cost of investments for tax purposes is $966,066,823.

CDV-QTR-1

                                AIM CHARTER FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com            CHT-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--92.31%
AEROSPACE & DEFENSE--1.21%
Northrop Grumman Corp.                                                            700,000          $   36,820,000
=================================================================================================================

APPAREL RETAIL--1.07%
Limited Brands                                                                  1,600,000              32,704,000
=================================================================================================================

APPLICATION SOFTWARE--0.93%
SAP A.G.-ADR (Germany)                                                            712,000              28,487,120
=================================================================================================================

BREWERS--1.38%
Heineken N.V. (Netherlands)(a)(b)                                               1,347,106              42,111,685
=================================================================================================================

BUILDING PRODUCTS--1.16%
Masco Corp.                                                                     1,174,500              35,516,880
=================================================================================================================

COMMUNICATIONS EQUIPMENT--0.38%
Nokia Oyj-ADR (Finland)                                                         1,000,000              11,620,000
=================================================================================================================

COMPUTER HARDWARE--1.46%
International Business Machines Corp.                                             510,000              44,405,700
=================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.03%
Automatic Data Processing, Inc.                                                   775,000              32,534,500
-----------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                1,345,000              60,000,450
-----------------------------------------------------------------------------------------------------------------
                                                                                                       92,534,950
=================================================================================================================

DEPARTMENT STORES--1.62%
Kohl's Corp.(c)                                                                 1,081,700              49,498,592
=================================================================================================================

DIVERSIFIED BANKS--2.21%
Bank of America Corp.                                                             505,500              42,972,555
-----------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                    554,850              24,585,403
-----------------------------------------------------------------------------------------------------------------
                                                                                                       67,557,958
=================================================================================================================

CHT-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--1.11%
Dow Chemical Co. (The)                                                            850,000          $   33,906,500
=================================================================================================================


ELECTRIC UTILITIES--1.13%
FPL Group, Inc.                                                                   511,200          $   34,419,096
=================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.04%
Emerson Electric Co.                                                              525,000              31,867,500
=================================================================================================================

ENVIRONMENTAL SERVICES--1.85%
Waste Management, Inc.                                                          2,006,500              56,462,910
=================================================================================================================

FOOD RETAIL--2.98%
Kroger Co. (The)(c)                                                             3,460,000              54,668,000
-----------------------------------------------------------------------------------------------------------------
Safeway Inc.(c)                                                                 1,720,000              36,343,600
-----------------------------------------------------------------------------------------------------------------
                                                                                                       91,011,600
=================================================================================================================

HEALTH CARE FACILITIES--1.30%
HCA Inc.                                                                        1,023,900              39,573,735
=================================================================================================================

HOUSEHOLD PRODUCTS--1.08%
Kimberly-Clark Corp.                                                              513,000              32,867,910
=================================================================================================================

HOUSEWARES & SPECIALTIES--1.42%
Newell Rubbermaid Inc.                                                          2,000,000              43,200,000
=================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.87%
Wal-Mart Stores, Inc.                                                             500,000              26,505,000
=================================================================================================================

INDUSTRIAL CONGLOMERATES--3.96%
General Electric Co.                                                            1,434,500              47,697,125
-----------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(a)                                            2,360,000              73,160,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      120,857,125
=================================================================================================================

INDUSTRIAL MACHINERY--3.00%
Dover Corp.                                                                     1,555,800              61,734,144
-----------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                          329,500              29,826,340
-----------------------------------------------------------------------------------------------------------------
                                                                                                       91,560,484
=================================================================================================================

INTEGRATED OIL & GAS--8.37%
Amerada Hess Corp.(a)                                                             431,500              35,965,525
-----------------------------------------------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                                                     1,146,000              64,588,560
-----------------------------------------------------------------------------------------------------------------

CHT-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--(CONTINUED)
ChevronTexaco Corp.                                                               342,500          $   32,760,125
-----------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                    438,300              34,524,891
-----------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                               1,135,700              52,582,910
-----------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                  454,900              35,181,966
-----------------------------------------------------------------------------------------------------------------
                                                                                                   $  255,603,977
=================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.19%
ALLTEL Corp.                                                                      700,000              36,400,000
=================================================================================================================

INTERNET RETAIL--0.96%
IAC/InterActive Corp.(c)                                                        1,070,000              29,211,000
=================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.94%
Morgan Stanley                                                                    582,250              28,722,392
=================================================================================================================

LIFE & HEALTH INSURANCE--1.09%
Prudential Financial, Inc.                                                        716,200              33,346,272
=================================================================================================================

OFFICE ELECTRONICS--1.43%
Xerox Corp.(a)(c)                                                               3,156,300              43,746,318
=================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.23%
Baker Hughes Inc.                                                                 930,000              37,479,000
=================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.03%
Citigroup Inc.                                                                    670,000              29,540,300
-----------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc.                                                   955,000              32,460,450
-----------------------------------------------------------------------------------------------------------------
                                                                                                       62,000,750
=================================================================================================================

PACKAGED FOODS & MEATS--8.60%
Campbell Soup Co.                                                               2,212,000              56,605,080
-----------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                             1,880,000              84,412,000
-----------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                       760,000              31,661,600
-----------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                        1,600,000              48,880,000
-----------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                  1,865,000              40,955,400
=================================================================================================================

PAPER PRODUCTS--1.32%
Georgia-Pacific Corp.                                                           1,200,000              40,320,000
=================================================================================================================

PHARMACEUTICALS--12.63%
Abbott Laboratories                                                               790,000              31,086,500
-----------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                        1,635,000              37,441,500
-----------------------------------------------------------------------------------------------------------------

CHT-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)
GlaxoSmithKline PLC-ADR (United Kingdom)                                        1,430,000          $   58,558,500
-----------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                 935,000              51,677,450
-----------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                1,220,000              55,327,000
-----------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                     2,095,000              66,956,200
-----------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                1,018,000              30,132,800
-----------------------------------------------------------------------------------------------------------------
Wyeth                                                                           1,540,000              54,516,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      385,695,950
=================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.00%
ACE Ltd. (Cayman Islands)                                                         750,000              30,442,500
-----------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                               828,122              30,698,483
-----------------------------------------------------------------------------------------------------------------
                                                                                                       61,140,983
=================================================================================================================

PUBLISHING--2.52%
Gannett Co., Inc.                                                                 450,000              37,413,000
-----------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A                                                  952,900              39,640,640
-----------------------------------------------------------------------------------------------------------------
                                                                                                       77,053,640
=================================================================================================================

RAILROADS--2.16%
Norfolk Southern Corp.                                                          1,334,000              35,604,460
-----------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                               538,000              30,310,920
-----------------------------------------------------------------------------------------------------------------
                                                                                                       65,915,380
=================================================================================================================

REGIONAL BANKS--1.66%
BB&T Corp.                                                                        709,300              27,471,189
-----------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                              351,150              23,158,343
=================================================================================================================

SEMICONDUCTORS--3.20%
Intel Corp.                                                                     1,889,500              46,066,010
-----------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)(c)                                              1,500,000              25,725,000
-----------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                      878,000              25,839,540
-----------------------------------------------------------------------------------------------------------------
                                                                                                       97,630,550
=================================================================================================================

SYSTEMS SOFTWARE--4.80%
Computer Associates International, Inc.                                         2,099,000              52,978,760
-----------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                 3,287,000              93,548,020
-----------------------------------------------------------------------------------------------------------------
                                                                                                      146,526,780
=================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.99%
Washington Mutual, Inc.                                                         1,564,560              60,704,928
=================================================================================================================

Total Common Stocks & Other Equity
Interests (Cost $2,520,664,929)                                                                     2,818,130,277
=================================================================================================================

CHT-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.45%
Liquid Assets Portfolio-Institutional
Class(d)                                                                       98,416,466          $   98,416,466
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
Class(d)                                                                       98,416,466              98,416,466
-----------------------------------------------------------------------------------------------------------------

Total Money Market Funds
(Cost $196,832,932)                                                                                   196,832,932
=================================================================================================================

TOTAL INVESTMENTS--98.76% (excluding
investments purchased with cash
collateral from securities loaned)
(Cost $2,717,497,861)                                                                               3,014,963,209
=================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.24%
Liquid Assets Portfolio-Institutional
Class(d)(e)                                                                    37,792,041              37,792,041
=================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $37,792,041)                                                                                     37,792,041
=================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $2,755,289,902)                                                                              $3,052,755,250
_________________________________________________________________________________________________________________
=================================================================================================================

         Investment Abbreviations:

         ADR                                American Depositary Receipt


         Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(b) Security fair valued in accordance with the procedures established by the board of Trustees. The market value of this security at July 31, 2004 represented 1.38% of the Fund's total investments. See Note 1A.

(c)      Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.

CHT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be

CHT-QTR-1
         provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

CHT-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.


   INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                         UNREALIZED                                      REALIZED
                       MARKET VALUE     PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE      DIVIDEND         GAIN
FUND                     10/31/03        AT COST          SALES        (DEPRECIATION)     07/31/04         INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class   $  98,974,452   $ 389,100,686   $(389,658,672)   $        --     $  98,416,466   $     711,087   $          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class      98,974,452     389,100,686    (389,658,672)            --        98,416,466         696,775              --
------------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL              $ 197,948,904   $ 778,201,372   $(779,317,344)   $        --     $ 196,832,932   $   1,407,862   $          --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:
                                                                          UNREALIZED                                    REALIZED
                       MARKET VALUE     PURCHASES     PROCEEDS FROM      APPRECIATION    MARKET VALUE    DIVIDEND         GAIN
FUND                     10/31/03        AT COST          SALES         (DEPRECIATION)     07/31/04       INCOME*        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class   $  22,552,000   $ 321,939,807  $  (306,699,766)   $        --      $ 37,792,041   $    19,469   $          --
------------------------------------------------------------------------------------------------------------------------------------
           TOTAL      $ 220,500,904   $1,100,141,17  $(1,086,017,110)   $        --      $234,624,973   $ 1,427,331   $          --
____________________________________________________________________________________________________________________________________
====================================================================================================================================



* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $32,292,338 were on loan to brokers. The loans were secured by cash collateral of $37,792,041 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $19,469 for securities lending transactions.


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $864,469,521 and $1,344,295,242, respectively.

         Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

CHT-QTR-1

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities     $ 356,972,287
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (111,040,728)
----------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $ 245,931,559
============================================================================

Cost of investments for tax purposes is $2,806,823,691.





                                      F-9
CHT-QTR-1

                             AIM CONSTELLATION FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            CST-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.24%

ADVERTISING--2.08%
Dex Media, Inc.(a)(b)                                                               1,147,700             $   22,104,702
------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.- Class A(a)(b)                                                3,000,000                120,630,000
========================================================================================================================
                                                                                                             142,734,702
========================================================================================================================
AEROSPACE & DEFENSE--0.69%
Honeywell International Inc.                                                        1,250,000                 47,012,500
========================================================================================================================

AIR FREIGHT & LOGISTICS--0.34%
Expeditors International of Washington, Inc.                                          500,000                 23,205,000
========================================================================================================================

AIRLINES--0.63%
Southwest Airlines Co.(b)                                                           3,000,000                 43,410,000
========================================================================================================================

APPAREL RETAIL--2.00%
Chico's FAS, Inc.(a)(b)                                                               800,000                 33,496,000
------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)(b)                                                                  3,000,000                 68,100,000
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                1,500,000                 35,205,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             136,801,000
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.62%
Coach, Inc.(a)                                                                      1,000,000                 42,790,000
========================================================================================================================

APPLICATION SOFTWARE--1.27%
Autodesk, Inc.(b)                                                                   1,500,000                 60,300,000
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                                               486,879                  8,578,808
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)(b)                                                       500,000                 18,280,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              87,158,808
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.29%
Northern Trust Corp.                                                                  500,000                 20,065,000
========================================================================================================================

BIOTECHNOLOGY--1.66%
Amgen Inc.(a)                                                                         744,700                 42,358,536
------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                                                   600,000                 36,000,000
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                              544,600                 35,202,944
------------------------------------------------------------------------------------------------------------------------
                                                                                                             113,561,480
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.47%
Clear Channel Communications, Inc.                                                  2,996,400             $  106,971,480
------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.- Class A(a)(b)                                        2,137,500                 61,923,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                             168,894,855
========================================================================================================================

CASINOS & GAMING--0.48%
MGM MIRAGE(a)                                                                         750,000                 33,112,500
========================================================================================================================

COMMUNICATIONS EQUIPMENT--5.18%
Avaya Inc.(a)                                                                       1,500,000                 21,975,000
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)(b)                                                           7,500,000                156,450,000
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                        2,000,000                 34,120,000
------------------------------------------------------------------------------------------------------------------------
Corning Inc.(a)                                                                     5,000,000                 61,800,000
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)(b)                                                        2,000,000                 45,920,000
------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                         500,000                 34,540,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             354,805,000
========================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.53%
Best Buy Co., Inc.(b)                                                                 750,000                 36,120,000
========================================================================================================================

COMPUTER HARDWARE--2.65%
Apple Computer, Inc.(a)                                                             1,500,000                 48,510,000
------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                        3,750,000                133,012,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             181,522,500
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.81%
Caterpillar Inc.                                                                      750,000                 55,117,500
------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                         1,100,000                 69,091,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             124,208,500
========================================================================================================================

CONSUMER FINANCE--2.73%
American Express Co.                                                                1,250,000                 62,812,500
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                          3,500,000                 86,415,000
------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                           1,000,000                 37,920,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             187,147,500
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.33%
Automatic Data Processing, Inc.                                                       750,000                 31,485,000
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)(b)                                                                  2,750,000                 94,215,000
------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                       1,107,900                 34,023,609
------------------------------------------------------------------------------------------------------------------------
                                                                                                             159,723,609
========================================================================================================================

DEPARTMENT STORES--1.37%
J.C. Penney Co., Inc.                                                               1,250,000                 50,000,000
------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                     1,000,000                 43,900,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              93,900,000
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.62%
Bank of America Corp.                                                                 500,000             $   42,505,000
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.56%
Apollo Group, Inc. - Class A(a)                                                       900,000                 75,195,000
------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                          750,000                 31,470,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             106,665,000
========================================================================================================================

DIVERSIFIED METALS & MINING--0.34%
Phelps Dodge Corp.(a)                                                                 300,000                 23,382,000
========================================================================================================================

DRUG RETAIL--0.53%
Walgreen Co.                                                                        1,000,000                 36,400,000
========================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.55%
Rockwell Automation, Inc.                                                           1,000,000                 37,410,000
========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.70%
Agilent Technologies, Inc.(a)(b)                                                    2,000,000                 47,620,000
========================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.34%
Molex Inc.(b)                                                                         802,400                 23,237,504
========================================================================================================================

EMPLOYMENT SERVICES--1.42%
Robert Half International Inc.                                                      3,500,000                 97,370,000
========================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.37%
Monsanto Co.                                                                          700,000                 25,382,000
========================================================================================================================

FOOD DISTRIBUTORS--0.53%
Sysco Corp.(b)                                                                      1,060,800                 36,544,560
========================================================================================================================

FOOD RETAIL--0.42%
Whole Foods Market, Inc.                                                              350,000                 28,812,000
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--6.39%
Bard (C.R.), Inc.(b)                                                                  652,100             $   35,995,920
------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.(b)                                                            787,100                 37,174,733
------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                        3,535,175                155,512,348
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.(a)                                                            517,400                 19,795,724
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                         429,100                 23,737,812
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                       815,700                 40,515,819
------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                                             500,000                 34,065,000
------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                       849,900                 37,293,612
------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                              701,300                 53,516,203
------------------------------------------------------------------------------------------------------------------------
                                                                                                             437,607,171
========================================================================================================================

HEALTH CARE SERVICES--1.83%
Caremark Rx, Inc.(a)                                                                4,108,381                125,305,621
========================================================================================================================

HEALTH CARE SUPPLIES--0.28%
Alcon, Inc. (Switzerland)                                                             247,800                 18,981,480
========================================================================================================================

HOME IMPROVEMENT RETAIL--0.49%
Lowe's Cos., Inc.(b)                                                                  683,400                 33,295,248
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.32%
Carnival Corp. (Panama)                                                               750,000                 34,957,500
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(b)                                             500,000                 21,375,000
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                             750,000                 33,750,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              90,082,500
========================================================================================================================

HOUSEHOLD PRODUCTS--0.96%
Procter & Gamble Co. (The)                                                          1,258,800                 65,646,420
========================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.36%
Wal-Mart Stores, Inc.                                                               1,750,000                 92,767,500
========================================================================================================================

INDUSTRIAL CONGLOMERATES--1.84%
3M Co.                                                                                450,000                 37,062,000
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                1,500,000                 49,875,000
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)                                                1,250,000                 38,750,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             125,687,000
========================================================================================================================

INDUSTRIAL GASES--0.70%
Air Products & Chemicals, Inc.                                                        475,000                 24,581,250
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                         600,000                 23,670,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,251,250
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--3.48%
Danaher Corp.(b)                                                                    1,000,000             $   50,650,000
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                           500,000                 32,320,000
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                              500,000                 45,260,000
------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                1,100,000                 75,559,000
------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                 600,000                 34,428,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             238,217,000
========================================================================================================================

INTEGRATED OIL & GAS--0.44%
Exxon Mobil Corp.                                                                     650,000                 30,095,000
========================================================================================================================

INTERNET RETAIL--0.92%
eBay Inc.(a)                                                                          800,000                 62,664,000
========================================================================================================================

INTERNET SOFTWARE & SERVICES--1.46%
Yahoo! Inc.(a)                                                                      3,250,000                100,100,000
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.05%
Goldman Sachs Group, Inc. (The)                                                       250,000                 22,047,500
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                             500,000                 24,860,000
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                        500,000                 24,665,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              71,572,500
========================================================================================================================

IT CONSULTING & OTHER SERVICES--0.54%
Accenture Ltd.-Class A (Bermuda)(a)                                                 1,500,000                 36,945,000
========================================================================================================================

LIFE & HEALTH INSURANCE--0.28%
AFLAC Inc.                                                                            484,300                 19,197,652
========================================================================================================================

MANAGED HEALTH CARE--1.85%
Aetna Inc.                                                                            451,900                 38,773,020
------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                               601,500                 37,834,350
------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                                                     497,400                 50,287,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                             126,894,510
========================================================================================================================

MOTORCYCLE MANUFACTURERS--0.44%
Harley-Davidson, Inc.                                                                 500,000                 29,935,000
========================================================================================================================

MOVIES & ENTERTAINMENT--0.98%
Viacom Inc.-Class B                                                                 2,000,000                 67,180,000
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.63%
American International Group, Inc.                                                  1,000,000             $   70,650,000
------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.- Class A(a)                                                 1,800,000                 40,932,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             111,582,000
========================================================================================================================

OIL & GAS DRILLING--0.54%
ENSCO International Inc.(b)                                                         1,219,000                 36,704,090
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.06%
Weatherford International Ltd. (Bermuda)(a)(b)                                        625,000                 29,237,500
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.(a)(b)                                                                 869,600                 43,184,336
------------------------------------------------------------------------------------------------------------------------
                                                                                                              72,421,836
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.40%
Apache Corp.                                                                          500,000                 23,265,000
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                    700,000                 48,643,000
------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                      800,000                 23,920,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              95,828,000
========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.85%
Citigroup Inc.                                                                      1,606,700                 70,839,403
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                1,500,000                 55,995,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             126,834,403
========================================================================================================================

PERSONAL PRODUCTS--0.71%
Gillette Co. (The)                                                                  1,250,000                 48,725,000
========================================================================================================================

PHARMACEUTICALS--6.31%
Johnson & Johnson                                                                   1,425,300                 78,776,331
------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.(b)                                                                  575,900                 36,696,348
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.- Class A(b)                                            1,333,500                 47,699,295
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                         4,250,000                135,830,000
------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.- ADR (Israel)(b)                                4,489,600                132,892,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                             431,894,134
========================================================================================================================

PUBLISHING--0.61%
Gannett Co., Inc.                                                                     500,000                 41,570,000
========================================================================================================================

RESTAURANTS--0.40%
McDonald's Corp.                                                                    1,000,000                 27,500,000
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--1.70%
Applied Materials, Inc.(a)                                                          1,583,600             $   26,873,692
------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                                   741,000                 30,536,610
------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.(a)(b)                                                            1,750,000                 41,737,500
------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(a)                                                                   1,000,000                 17,100,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             116,247,802
========================================================================================================================

SEMICONDUCTORS--6.51%
Analog Devices, Inc.                                                                2,750,000                109,175,000
------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.- Class A(a)                                            3,000,000                 42,150,000
------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                             2,000,000                 78,200,000
------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                     1,000,000                 48,100,000
------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.(b)                                                        5,068,952                146,847,539
------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR (Taiwan)(b)                        3,000,090                 21,360,641
------------------------------------------------------------------------------------------------------------------------
                                                                                                             445,833,180
========================================================================================================================

SPECIALTY CHEMICALS--0.70%
Ecolab Inc.(b)                                                                        800,000                 24,400,000
------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                       600,000                 23,520,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,920,000
========================================================================================================================

SPECIALTY STORES--3.50%
Bed Bath & Beyond Inc.(a)                                                           2,000,000                 70,780,000
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.(b)                                                                    3,500,000                101,080,000
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                         750,000                 26,812,500
------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)(b)                                                         1,250,000                 40,612,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             239,285,000
========================================================================================================================

STEEL--0.37%
Nucor Corp.(b)                                                                        300,000                 25,095,000
========================================================================================================================

SYSTEMS SOFTWARE--4.18%
Microsoft Corp.                                                                     7,100,000                202,066,000
------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                     4,438,800                 46,651,788
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                     800,000                 37,408,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             286,125,788
========================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.65%
CDW Corp.                                                                           1,755,800                112,897,940
========================================================================================================================

CST-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.00%
Nextel Communications, Inc.- Class A(a)                                             1,297,900             $   29,540,204
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)(c)                                             18,002,290                 39,002,007
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,542,211
========================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $5,229,919,257)                                         6,656,932,254
========================================================================================================================

MONEY MARKET FUNDS--1.54%
Liquid Assets Portfolio-Institutional Class(d)                                     52,670,026                 52,670,026
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                                        52,670,026                 52,670,026
------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $105,340,052)                                                                 105,340,052
========================================================================================================================

TOTAL INVESTMENTS--98.78% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $5,335,259,309)                                                                   6,762,272,306
________________________________________________________________________________________________________________________
========================================================================================================================


INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.22%

Liquid Assets Portfolio-Institutional Class(d)(e)                                  78,466,791                 78,466,791
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)(e)                                      4,938,485                  4,938,485
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $83,405,276)                                                                    83,405,276
========================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $5,418,664,585)                                                         $6,845,677,582
________________________________________________________________________________________________________________________
========================================================================================================================


Investment Abbreviations:

ADR                                                American Depositary Receipt

Notes to Schedule of Investments:

(a)     Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security at July 31, 2004 represented 0.57% of the Fund's total investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

CST-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

CST-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a

CST-QTR-1
         premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.


    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                          PROCEEDS         UNREALIZED        MARKET
                           VALUE          PURCHASES          FROM          APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                      10/31/03         AT COST           SALES        (DEPRECIATION)     07/31/04       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $ 95,933,174   $  874,055,426  $  (917,318,574)   $           --   $ 52,670,026   $  549,005   $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       95,933,174      874,055,426     (917,318,574)               --     52,670,026      532,528            --
----------------------------------------------------------------------------------------------------------------------------------
       SUBTOTAL         $191,866,348   $1,748,110,852  $(1,834,637,148)   $           --   $105,340,052   $1,081,533   $        --
==================================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           MARKET                          PROCEEDS         UNREALIZED        MARKET
                           VALUE          PURCHASES          FROM          APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                      10/31/03         AT COST           SALES        (DEPRECIATION)     07/31/04       INCOME*    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $155,180,095   $1,629,955,845   $(1,706,669,149)  $           --   $ 78,466,791   $   91,642   $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       24,938,485               --       (20,000,000)              --      4,938,485       10,476            --
----------------------------------------------------------------------------------------------------------------------------------
       SUBTOTAL         $180,118,580   $1,629,955,845   $(1,726,669,149)  $           --   $ 83,405,276   $  102,118   $        --
==================================================================================================================================
          TOTAL         $371,984,928   $3,378,066,697   $(3,561,306,297)  $           --   $188,745,328   $1,183,651   $        --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $81,161,286 were on loan to brokers. The loans were secured by cash collateral of $83,405,276 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $102,118 for securities lending transactions.

CST-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN


                         TRANSACTIONS DURING THE PERIOD

                                               CALL OPTION CONTRACTS
                                            ---------------------------
                                            NUMBER OF         PREMIUMS
                                            CONTRACTS         RECEIVED
                                            ---------        ----------
Beginning of period                                --        $       --
-----------------------------------------------------------------------
Written                                         7,250           867,152
-----------------------------------------------------------------------
Closed                                         (3,925)         (613,840)
-----------------------------------------------------------------------
Expired                                        (3,325)         (253,312)
=======================================================================
End of period                                      --        $       --
=======================================================================


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $2,650,507,835 and $3,762,831,922, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities      $1,649,082,396
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (227,705,432)
==============================================================================
Net unrealized appreciation of investment securities            $1,421,376,964
==============================================================================

Cost of investments for tax purposes is $5,424,300,618.

CST-QTR-1

                            AIM CORE STRATEGIES FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            CSTR-QTR-1 7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                      MARKET
                                                                               SHARES                 VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--100.00%
AEROSPACE & DEFENSE--0.84%
General Dynamics Corp.                                                            60          $        5,929
------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                 30                   1,834
------------------------------------------------------------------------------------------------------------
                                                                                                       7,763
============================================================================================================

APPAREL RETAIL--1.86%
Gap, Inc. (The)                                                                  560                  12,712
------------------------------------------------------------------------------------------------------------
Limited Brands                                                                   110                   2,248
------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                             100                   2,347
------------------------------------------------------------------------------------------------------------
                                                                                                      17,307
============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.27%
Liz Claiborne, Inc.                                                               70                   2,533
============================================================================================================

APPLICATION SOFTWARE--0.59%
Intuit Inc.(a)                                                                    70                   2,621
------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                                            130                   2,873
------------------------------------------------------------------------------------------------------------
                                                                                                       5,494
============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.20%
SEI Investments Co.                                                               60                   1,840
============================================================================================================

BIOTECHNOLOGY--0.88%
Amgen Inc.(a)                                                                     80                   4,550
------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)                                                               70                   3,674
------------------------------------------------------------------------------------------------------------
                                                                                                       8,224
============================================================================================================

BUILDING PRODUCTS--0.91%
Masco Corp.                                                                      280                   8,467
============================================================================================================

CASINOS & GAMING--0.24%
International Game Technology                                                     70                   2,264
============================================================================================================

COMMUNICATIONS EQUIPMENT--2.11%
Cisco Systems, Inc.(a)                                                           940                  19,608
============================================================================================================

CSTR-QTR-1

                                                                                                      MARKET
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL--0.18%
RadioShack Corp.                                                                  60          $        1,677
============================================================================================================

COMPUTER HARDWARE--3.76%
Dell Inc.(a)                                                                     620                  21,991
------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                              170                   3,425
------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                            110                   9,578
------------------------------------------------------------------------------------------------------------
                                                                                                      34,994
============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.19%
Lexmark International, Inc.-Class A(a)                                            20                   1,770
============================================================================================================

CONSUMER FINANCE--3.60%
American Express Co.                                                             300                  15,075
------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                       70                   4,852
------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                       550                  13,579
------------------------------------------------------------------------------------------------------------
                                                                                                      33,506
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.99%
Affiliated Computer Services, Inc.-Class A(a)                                    100                   5,190
------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                   90                   3,778
------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                 180                   8,030
------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                     50                   1,535
------------------------------------------------------------------------------------------------------------
                                                                                                      18,533
============================================================================================================

DEPARTMENT STORES--0.36%
Federated Department Stores, Inc.                                                 70                   3,354
============================================================================================================

DIVERSIFIED BANKS--7.39%
Bank of America Corp.                                                            270                  22,953
------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                     710                  20,093
------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                   320                  14,179
------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                200                  11,482
------------------------------------------------------------------------------------------------------------
                                                                                                      68,707
============================================================================================================

DIVERSIFIED CHEMICALS--0.70%
Engelhard Corp.                                                                  220                   6,468
============================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.60%
Cendant Corp.                                                                    470                  10,754
------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                     220                   9,691
------------------------------------------------------------------------------------------------------------
Equifax Inc.                                                                     200                   4,824
------------------------------------------------------------------------------------------------------------
University of Phoenix Online(a)                                                   40                   3,447
------------------------------------------------------------------------------------------------------------
West Corp.(a)                                                                    190                   4,763
------------------------------------------------------------------------------------------------------------
                                                                                                      33,479
============================================================================================================

CSTR-QTR-1

                                                                                                      MARKET
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.71%
Entergy Corp.                                                                     50          $        2,875
------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                      60                   2,094
------------------------------------------------------------------------------------------------------------
Southern Co. (The)                                                                55                   1,610
------------------------------------------------------------------------------------------------------------
                                                                                                       6,579
============================================================================================================

FOOD RETAIL--0.28%
SUPERVALU INC                                                                     90                   2,570
============================================================================================================

FOOTWEAR--1.05%
NIKE, Inc.-Class B                                                               110                   7,998
------------------------------------------------------------------------------------------------------------
Timberland Co. (The)-Class A(a)                                                   30                   1,741
------------------------------------------------------------------------------------------------------------
                                                                                                       9,739
============================================================================================================

HEALTH CARE DISTRIBUTORS--0.48%
Cardinal Health, Inc.                                                            100                   4,450
============================================================================================================

HEALTH CARE EQUIPMENT--4.18%
Apogent Technologies Inc.(a)                                                     210                   6,825
------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                                100                   5,520
------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                          100                   4,723
------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                     30                   1,660
------------------------------------------------------------------------------------------------------------
Hospira, Inc.(a)                                                                  14                     363
------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                                         70                   4,769
------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                    260                  12,397
------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                   60                   2,633
------------------------------------------------------------------------------------------------------------
                                                                                                      38,890
============================================================================================================

HEALTH CARE SERVICES--0.81%
IMS Health Inc.                                                                  310                   7,514
============================================================================================================


HEALTH CARE SUPPLIES--1.03%
Bausch & Lomb Inc.                                                                90                   5,543
------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                                           70                   4,074
------------------------------------------------------------------------------------------------------------
                                                                                                       9,617
============================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.22%
Electronic Arts Inc.(a)                                                           40                   2,005
============================================================================================================

HOME IMPROVEMENT RETAIL--2.03%
Home Depot, Inc. (The)                                                           560                  18,883
============================================================================================================

HOUSEHOLD PRODUCTS--3.93%
Clorox Co. (The)                                                                 120                   5,972
------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                            100                   5,320
------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                             280                  17,940
------------------------------------------------------------------------------------------------------------

CSTR-QTR-1

                                                                                                      MARKET
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--(CONTINUED)
Procter & Gamble Co. (The)                                                       140          $        7,301
------------------------------------------------------------------------------------------------------------
                                                                                                      36,533
============================================================================================================

HOUSEWARES & SPECIALTIES--1.06%
Blyth, Inc.                                                                      180                   6,268
------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                              50                   3,609
------------------------------------------------------------------------------------------------------------
                                                                                                       9,877
============================================================================================================

HYPERMARKETS & SUPER CENTERS--1.54%
Wal-Mart Stores, Inc.                                                            270                  14,313
============================================================================================================

INDUSTRIAL CONGLOMERATES--4.16%
General Electric Co.                                                             670                  22,277
------------------------------------------------------------------------------------------------------------
3M Co.                                                                           150                  12,354
------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                130                   4,030
------------------------------------------------------------------------------------------------------------
                                                                                                      38,661
============================================================================================================

INDUSTRIAL MACHINERY--1.36%
Danaher Corp.                                                                    110                   5,571
------------------------------------------------------------------------------------------------------------
Graco Inc.                                                                       225                   7,083
------------------------------------------------------------------------------------------------------------
                                                                                                      12,654
============================================================================================================

INTEGRATED OIL & GAS--2.85%
ChevronTexaco Corp.                                                               50                   4,783
------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                470                  21,761
------------------------------------------------------------------------------------------------------------
                                                                                                      26,544
============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.73%
SBC Communications Inc.                                                          330                   8,362
------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                      200                   7,708
------------------------------------------------------------------------------------------------------------
                                                                                                      16,070
============================================================================================================

INTERNET SOFTWARE & SERVICES--0.20%
Yahoo! Inc.(a)                                                                    60                   1,848
============================================================================================================

INVESTMENT BANKING & BROKERAGE--0.32%
Morgan Stanley                                                                    60                   2,960
============================================================================================================

IT CONSULTING & OTHER SERVICES--0.45%
Acxiom Corp.                                                                     190                   4,180
============================================================================================================

LIFE & HEALTH INSURANCE--0.73%
MetLife, Inc.                                                                     60                   2,140
------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                       100                   4,656
------------------------------------------------------------------------------------------------------------
                                                                                                       6,796
============================================================================================================

CSTR-QTR-1

                                                                                                      MARKET
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--3.62%
Anthem, Inc.(a)                                                                  140          $       11,546
------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                          220                  13,838
------------------------------------------------------------------------------------------------------------
WellChoice Inc.(a)                                                                60                   2,196
------------------------------------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                                                 60                   6,066
------------------------------------------------------------------------------------------------------------
                                                                                                      33,646
============================================================================================================

MOTORCYCLE MANUFACTURERS--0.19%
Harley-Davidson, Inc.                                                             30                   1,796
============================================================================================================

MULTI-LINE INSURANCE--1.82%
American International Group, Inc.                                               240                  16,956
============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.26%
Anadarko Petroleum Corp.                                                          50                   2,990
------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                        130                   4,962
------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                 125                   3,738
------------------------------------------------------------------------------------------------------------
                                                                                                      11,690
============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.25%
Citigroup Inc.                                                                   610                  26,895
------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                              88                   3,285
------------------------------------------------------------------------------------------------------------
                                                                                                      30,180
============================================================================================================

PERSONAL PRODUCTS--0.93%
Avon Products, Inc.                                                              200                   8,602
============================================================================================================

PHARMACEUTICALS--6.12%
Bristol-Myers Squibb Co.                                                          70                   1,603
------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                280                  15,476
------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                                                    120                   1,355
------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                 420                  19,047
------------------------------------------------------------------------------------------------------------
Mylan Laboratories Inc.                                                           80                   1,186
------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                      570                  18,217
------------------------------------------------------------------------------------------------------------
                                                                                                      56,884
============================================================================================================

PROPERTY & CASUALTY INSURANCE--1.60%
Allstate Corp. (The)                                                             160                   7,533
------------------------------------------------------------------------------------------------------------
Bristol West Holdings Inc.                                                       200                   3,490
------------------------------------------------------------------------------------------------------------
Progressive Corp. (The)                                                           50                   3,831
------------------------------------------------------------------------------------------------------------
                                                                                                      14,854
============================================================================================================

PUBLISHING--0.57%
McGraw-Hill Cos., Inc. (The)                                                      70                   5,254
============================================================================================================

CSTR-QTR-1

                                                                                                      MARKET
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------
REGIONAL BANKS--1.54%
KeyCorp                                                                           70          $        2,113
------------------------------------------------------------------------------------------------------------
National City Corp.                                                              280                  10,220
------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                              30                   1,979
------------------------------------------------------------------------------------------------------------
                                                                                                      14,312
============================================================================================================

RESTAURANTS--1.74%
CBRL Group, Inc.                                                                  50                   1,661
------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                 250                   6,875
------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                200                   7,678
------------------------------------------------------------------------------------------------------------
                                                                                                      16,214
============================================================================================================

SEMICONDUCTORS--2.39%
Intel Corp.                                                                      910                  22,186
============================================================================================================

SOFT DRINKS--3.54%
Coca-Cola Co. (The)                                                              260                  11,404
------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                    430                  21,500
------------------------------------------------------------------------------------------------------------
                                                                                                      32,904
============================================================================================================

SPECIALTY CHEMICALS--0.69%
International Flavors & Fragrances Inc.                                           50                   1,827
------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                               80                   4,595
------------------------------------------------------------------------------------------------------------
                                                                                                       6,422
============================================================================================================

SPECIALTY STORES--0.65%
Claire's Stores, Inc.                                                            100                   2,305
------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                                                            60                   1,760
------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                     70                   2,022
------------------------------------------------------------------------------------------------------------
                                                                                                       6,087
============================================================================================================

SYSTEMS SOFTWARE--6.64%
Microsoft Corp.                                                                1,310                  37,283
------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                1,660                  17,447
------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                150                   7,014
------------------------------------------------------------------------------------------------------------
                                                                                                      61,744
============================================================================================================

THRIFTS & MORTGAGE FINANCE--3.07%
Countrywide Financial Corp.                                                       99                   7,138
------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                        95                   6,741
------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                                             80                   2,658
------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                          310                  12,028
------------------------------------------------------------------------------------------------------------
                                                                                                      28,565
============================================================================================================

TOBACCO--1.02%
Altria Group, Inc.                                                               200                   9,520
============================================================================================================

CSTR-QTR-1

                                                                                                      MARKET
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.57%
AT&T Wireless Services Inc.(a)                                                   370          $        5,343
============================================================================================================

Total Common Stocks & Other Equity Interest (Cost $885,536)                                          929,830
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $885,536)                                                   $      929,830
____________________________________________________________________________________________________________
============================================================================================================


         Notes to Schedule of Investments:


(a)      Non-income producing security.




         See accompanying notes which are an integral part of this schedule.

CSTR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

CSTR-QTR-1
    adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $381,610 and $396,935, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                       $    90,051
--------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (45,757)
--------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                             $    44,294
============================================================================================
Investments have the same cost for tax and financial statement purposes

                        AIM DENT DEMOGRAPHIC TRENDS FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark --                        --Registered Trademark --

AIMinvestments.com            DDT-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                              MARKET
                                                                                      SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--91.22%

APPAREL RETAIL--2.76%
Foot Locker, Inc.                                                                     115,000             $    2,587,500
------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                       310,000                  7,037,000
------------------------------------------------------------------------------------------------------------------------
Limited Brands                                                                        200,000                  4,088,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,712,500
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.64%
Coach, Inc.(a)                                                                         74,000                  3,166,460
========================================================================================================================

APPLICATION SOFTWARE--1.55%
Amdocs Ltd. (United Kingdom)(a)                                                       220,000                  4,774,000
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                                               165,000                  2,907,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,681,300
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.80%
Investors Financial Services Corp.                                                    115,000                  5,253,200
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                       47,000                  3,691,380
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,944,580
========================================================================================================================

BIOTECHNOLOGY--3.77%
Biogen Idec Inc.(a)                                                                   70,000                  4,200,000
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                                    182,000                  8,859,760
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                               50,000                  3,232,000
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)                                                                    46,200                  2,424,576
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,716,336
========================================================================================================================

COMMUNICATIONS EQUIPMENT--8.86%
Avaya Inc.(a)                                                                         355,000                  5,200,750
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                                720,000                 15,019,200
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                          450,000                  7,677,000
------------------------------------------------------------------------------------------------------------------------
Corning Inc.(a)                                                                       225,000                  2,781,000
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                        470,000                  7,487,100
------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                          55,000                  3,799,400
------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                                                    33,000                  2,035,110
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,999,560
========================================================================================================================

DDT-QTR-1

                                                                                                                 MARKET
                                                                                     SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--4.48%
Apple Computer, Inc.(a)                                                                80,000             $    2,587,200
------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                          299,100                 10,609,077
------------------------------------------------------------------------------------------------------------------------
PalmOne, Inc.(a)(b)                                                                   225,000                  9,049,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,245,777
========================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.48%
Electronics for Imaging, Inc.(a)                                                      120,000                  2,408,400
========================================================================================================================

CONSUMER ELECTRONICS--0.94%
Sony Corp.-ADR (Japan)                                                                135,000                  4,677,750
========================================================================================================================

CONSUMER FINANCE--0.76%
American Express Co.                                                                   75,000                  3,768,750
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.16%
Alliance Data Systems Corp.(a)                                                        145,000                  5,757,950
========================================================================================================================

DEPARTMENT STORES--3.11%
J.C. Penney Co., Inc.                                                                  85,000                  3,400,000
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(a)                                                                       113,000                  5,170,880
------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                        75,000                  3,292,500
------------------------------------------------------------------------------------------------------------------------
Saks Inc.                                                                             275,000                  3,588,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,452,130
========================================================================================================================

DISTILLERS & VINTNERS--0.76%
Constellation Brands, Inc.--Class A(a)                                                100,000                  3,788,000
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.96%
Cendant Corp.                                                                         200,000                  4,576,000
------------------------------------------------------------------------------------------------------------------------
University of Phoenix Online(a)                                                        60,000                  5,170,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,746,200
========================================================================================================================
ELECTRONIC EQUIPMENT MANUFACTURERS--1.44%
Agilent Technologies, Inc.(a)                                                         300,000                  7,143,000
========================================================================================================================

GENERAL MERCHANDISE STORES--1.45%
Target Corp.                                                                          165,000                  7,194,000
========================================================================================================================

DDT-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--3.95%
Bard (C.R.), Inc.                                                                      67,800             $    3,742,560
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.(a)                                                            118,500                  4,533,810
------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                                                              60,500                  2,717,660
------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                                        45,100                  3,112,351
------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                               72,000                  5,494,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,600,701
========================================================================================================================

HEALTH CARE SERVICES--2.61%
Caremark Rx, Inc.(a)                                                                  160,000                  4,880,000
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                       186,000                  5,648,820
------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                                                                       100,000                  2,424,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,952,820
========================================================================================================================

HEALTH CARE SUPPLIES--2.02%
Alcon, Inc. (Switzerland)                                                              83,000                  6,357,800
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)                                             63,500                  3,695,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,053,500
========================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.81%
Electronic Arts Inc.(a)                                                                80,000                  4,010,400
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.70%
Carnival Corp. (Panama)                                                               103,000                  4,800,830
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                              81,000                  3,645,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,445,830
========================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.15%
Costco Wholesale Corp.                                                                140,000                  5,692,400
========================================================================================================================

INTERNET RETAIL--1.58%
eBay Inc.(a)                                                                          100,000                  7,833,000
========================================================================================================================

INTERNET SOFTWARE & SERVICES--2.28%
Ask Jeeves, Inc.(a)(b)                                                                 58,500                  1,701,180
------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                        312,100                  9,612,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,313,860
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.79%
Goldman Sachs Group, Inc. (The)                                                       115,000                 10,141,850
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                              75,000                  3,729,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,870,850
========================================================================================================================

DDT-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--1.14%
AFLAC Inc.                                                                             57,000             $    2,259,480
------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                        65,000                  3,398,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,657,680
========================================================================================================================

MANAGED HEALTH CARE--1.39%
Aetna Inc.                                                                             30,000                  2,574,000
------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                69,000                  4,340,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,914,100
========================================================================================================================

MOTORCYCLE MANUFACTURERS--0.96%
Harley-Davidson, Inc.                                                                  80,000                  4,789,600
========================================================================================================================

MOVIES & ENTERTAINMENT--1.16%
Walt Disney Co. (The)                                                                 250,000                  5,772,500
========================================================================================================================

MULTI-LINE INSURANCE--1.35%
American International Group, Inc.                                                     95,000                  6,711,750
========================================================================================================================

PERSONAL PRODUCTS--3.09%
Avon Products, Inc.                                                                   140,000                  6,021,400
------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)--Class A                                                 130,000                  5,707,000
------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                     93,000                  3,625,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,353,540
========================================================================================================================

PHARMACEUTICALS--7.20%
Eon Labs, Inc.(a)                                                                     196,300                  5,716,256
------------------------------------------------------------------------------------------------------------------------
IVAX Corp.(a)                                                                         131,000                  3,124,350
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                      94,000                  5,195,380
------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                                                    68,000                  1,904,680
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                           383,000                 12,240,680
------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.(a)(b)                                                                    90,000                  4,137,300
------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.--ADR (Israel)                                     116,500                  3,448,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,767,046
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.33%
Allstate Corp. (The)                                                                  140,000                  6,591,200
========================================================================================================================

PUBLISHING--0.96%
Getty Images, Inc.(a)(b)                                                               87,000                  4,751,940
========================================================================================================================

DDT-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--0.79%
Bank of Hawaii Corp.                                                                   87,500             $    3,931,375
========================================================================================================================

RESTAURANTS--1.24%
Yum! Brands, Inc.                                                                     160,000                  6,142,400
========================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.47%
Novellus Systems, Inc.(a)                                                             270,000                  7,290,000
========================================================================================================================

SEMICONDUCTORS--3.21%
Analog Devices, Inc.                                                                  165,000                  6,550,500
------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                             325,000                  9,415,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,965,750
========================================================================================================================

SOFT DRINKS--1.26%
PepsiCo, Inc.                                                                         125,000                  6,250,000
========================================================================================================================

SPECIALIZED FINANCE--0.68%
Chicago Mercantile Exchange (The)(b)                                                   27,000                  3,388,500
========================================================================================================================

SPECIALTY STORES--0.66%
Cabela's Inc.--Class A(a)(b)                                                          121,600                  3,264,960
========================================================================================================================

SYSTEMS SOFTWARE--6.28%
Check Point Software Technologies Ltd. (Israel)(a)                                    165,000                  3,281,850
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                       405,000                 11,526,300
------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                       350,000                  3,678,500
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                     170,000                  7,949,200
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                             250,000                  4,765,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,200,850
========================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.84%
CDW Corp.                                                                              65,000                  4,179,500
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.43%
Countrywide Financial Corp.                                                            30,000                  2,163,000
========================================================================================================================

DDT-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.97%
Nextel Partners, Inc.--Class A(a)                                                     300,000             $    4,821,000
========================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $396,245,913)                                             453,082,745
========================================================================================================================

MONEY MARKET FUNDS--4.02%
Liquid Assets Portfolio--Institutional Class(c)                                      9,986,720                  9,986,720
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Institutional Class(c)                                         9,986,720                  9,986,720
------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $19,973,440)                                                                   19,973,440
========================================================================================================================
TOTAL INVESTMENTS--95.24% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $416,219,353)                                                                       473,056,185
________________________________________________________________________________________________________________________
========================================================================================================================


INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--4.76%
Liquid Assets Portfolio-Institutional Class(c)(d)                                  23,625,650                 23,625,650
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $23,625,650)                                                         23,625,650
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $439,845,003)                                                           $  496,681,835
________________________________________________________________________________________________________________________
========================================================================================================================

        Investment Abbreviations:

        ADR                                  American Depositary Receipt

        Notes to Schedule of Investments:

(a)     Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

        See accompanying notes which are an integral part of this schedule.

DDT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

DDT-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                 The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.


         INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                    MARKET VALUE      PURCHASES      PROCEEDS FROM        APPRECIATION      MARKET VALUE   DIVIDEND    REALIZED
FUND                  10/31/03         AT COST           SALES           (DEPRECIATION)       07/31/04      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio--
Institutional
Class               $ 14,188,517   $   71,195,710   $  (75,397,507)      $          --     $  9,986,720   $   91,517  $        --
---------------------------------------------------------------------------------------------------------------------------------

STIC Prime
Portfolio--
Institutional
Class                 14,188,517       71,195,710      (75,397,507)                 --        9,986,720       89,227           --
---------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL      $ 28,377,034   $  142,391,420   $ (150,795,014)      $          --     $ 19,973,440   $  180,744  $        --
=================================================================================================================================

         INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           UNREALIZED
                    MARKET VALUE      PURCHASES      PROCEEDS FROM        APPRECIATION      MARKET VALUE   DIVIDEND    REALIZED
FUND                  10/31/03         AT COST           SALES           (DEPRECIATION)       07/31/04      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional
Class               $ 13,760,300   $  122,841,980   $ (112,976,630)      $          --     $ 23,625,650   $   17,893  $        --
---------------------------------------------------------------------------------------------------------------------------------
        TOTAL       $ 42,137,334   $  265,233,400   $ (263,771,644)      $          --     $ 43,599,090   $  198,637  $        --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.

DDT-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $22,880,503 were on loan to brokers. The loans were secured by cash collateral of $22,625,650 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $17,893 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $512,522,361 and $583,974,263, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $ 67,447,660
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (12,509,947)
============================================================================
Net unrealized appreciation of investment securities            $ 54,937,713
============================================================================

Cost of investments for tax purposes is $441,744,122.

DDT-QTR-1

                          AIM DIVERSIFIED DIVIDEND FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            DDI-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                               MARKET
                                                                                      SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--92.55%

ADVERTISING--1.21%
Omnicom Group Inc.                                                                       15,300          $     1,101,906
------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE--2.16%
Raytheon Co.                                                                             37,200                1,248,060
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 7,700                  719,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,968,010
========================================================================================================================

APPAREL RETAIL--0.89%
Limited Brands                                                                           39,600                  809,424
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.68%
V. F. Corp.                                                                              30,600                1,530,306
========================================================================================================================

APPLICATION SOFTWARE--0.68%
SAP A.G.--ADR (Germany)                                                                  15,500                  620,155
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.80%
Federated Investors, Inc.--Class B                                                       26,000                  730,860
========================================================================================================================

AUTO PARTS & EQUIPMENT--0.47%
Johnson Controls, Inc.                                                                    7,600                  429,020
========================================================================================================================

BREWERS--0.52%
Anheuser-Busch Cos., Inc.                                                                 9,100                  472,290
========================================================================================================================

BUILDING PRODUCTS--2.73%
Masco Corp.                                                                              82,100                2,482,704
========================================================================================================================

COMMUNICATIONS EQUIPMENT--0.39%
Motorola, Inc.                                                                           22,100                  352,053
========================================================================================================================

DDI-QTR-1

                                                                                                                MARKET
                                                                                        SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--1.69%
Hewlett-Packard Co.                                                                      52,600          $     1,059,890
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     5,500                  478,885
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,538,775
========================================================================================================================

CONSTRUCTION MATERIALS--0.56%
Lafarge North America Inc.                                                               12,100                  506,869
========================================================================================================================

CONSUMER FINANCE--0.48%
MoneyGram International, Inc.(a)                                                         23,500                  439,450
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.30%
Automatic Data Processing, Inc.                                                          31,600                1,326,568
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                         37,500                1,672,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,999,443
========================================================================================================================

DISTRIBUTORS--1.12%
Genuine Parts Co.                                                                        26,900                1,014,937
========================================================================================================================

DIVERSIFIED BANKS--4.37%
Bank of America Corp.                                                                    21,900                1,861,719
------------------------------------------------------------------------------------------------------------------------
Comerica Inc.                                                                             7,800                  456,066
------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                             28,900                  817,870
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                           19,000                  841,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,977,545
========================================================================================================================

DIVERSIFIED CHEMICALS--2.74%
Dow Chemical Co. (The)                                                                   26,800                1,069,052
------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                     24,100                1,420,695
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,489,747
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.46%
H&R Block, Inc.                                                                          15,800                  776,254
------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.(a)                                                       31,900                  555,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,331,314
========================================================================================================================

ELECTRIC UTILITIES--3.75%
Entergy Corp.                                                                            17,400                1,000,500
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                             56,300                1,964,870
------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                   14,000                  450,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,415,470
========================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.51%
Cooper Industries, Ltd.-Class A (Bermuda)                                                12,700                  722,249
------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                     25,800                1,566,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,288,309
========================================================================================================================

DDI-QTR-1

                                                                                                              MARKET
                                                                                         SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------
FOOTWEAR--0.72%
NIKE, Inc.--Class B                                                                       9,000          $       654,390
========================================================================================================================

HEALTH CARE EQUIPMENT--2.38%
Baxter International Inc.                                                                49,300                1,482,451
------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                  14,500                  684,835
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,167,286
========================================================================================================================

HOME IMPROVEMENT RETAIL--1.27%
Home Depot, Inc. (The)                                                                   34,400                1,159,968
========================================================================================================================

HOUSEHOLD APPLIANCES--0.54%
Snap-on Inc.                                                                             15,400                  494,494
========================================================================================================================

HOUSEHOLD PRODUCTS--2.16%
Colgate-Palmolive Co.                                                                    21,100                1,122,520
------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                     13,100                  839,317
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,961,837
========================================================================================================================

INDUSTRIAL MACHINERY--4.54%
Eaton Corp.                                                                               7,000                  452,480
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                 13,100                1,185,812
------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.--Class A (Bermuda)                                                    18,000                1,236,420
------------------------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                            40,200                1,259,064
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,133,776
========================================================================================================================

INSURANCE BROKERS--1.89%
Marsh & McLennan Cos., Inc.                                                              38,800                1,721,944
========================================================================================================================

INTEGRATED OIL & GAS--5.21%
ChevronTexaco Corp.                                                                       5,600                  535,640
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                           11,700                  921,609
------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Italy)(b)                                                                    30,100                  617,742
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        16,000                  740,800
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                               26,100                1,285,947
------------------------------------------------------------------------------------------------------------------------
Total S.A. (France)(b)                                                                    3,300                  641,305
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,743,043
========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.35%
SBC Communications Inc.                                                                  48,400                1,226,456
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.28%
Morgan Stanley                                                                           23,700                1,169,121
========================================================================================================================

DDI-QTR-1

                                                                                                              MARKET
                                                                                         SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--0.89%
Prudential Financial, Inc.                                                               17,300          $       805,488
========================================================================================================================

MULTI-LINE INSURANCE--1.42%
American International Group, Inc.                                                        7,000                  494,550
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                            12,300                  800,730
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,295,280
========================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--2.28%
Dominion Resources, Inc.                                                                 14,200                  901,132
------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                                                     30,200                1,177,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,078,932
========================================================================================================================

OFFICE SERVICES & SUPPLIES--0.58%
Pitney Bowes Inc.                                                                        12,400                  523,280
========================================================================================================================

OIL & GAS DRILLING--1.02%
GlobalSantaFe Corp. (Cayman Islands)                                                     34,000                  931,600
========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.65%
Citigroup Inc.                                                                           34,100                1,503,469
========================================================================================================================

PACKAGED FOODS & MEATS--4.62%
General Mills, Inc.                                                                      29,500                1,324,550
------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                      14,400                  697,536
------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                              23,000                  958,180
------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                           55,900                1,227,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,207,830
========================================================================================================================

PAPER PACKAGING--1.13%
Bemis Co., Inc.                                                                          15,200                  402,496
------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                      24,300                  629,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,032,109
========================================================================================================================

PERSONAL PRODUCTS--1.02%
Avon Products, Inc.                                                                      21,600                  929,016
========================================================================================================================

PHARMACEUTICALS--10.65%
Abbott Laboratories                                                                      36,300                1,428,405
------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                 52,600                1,204,540
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        28,300                1,564,141
------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                        25,200                1,605,744
------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                         22,100                1,002,235
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                              39,200                1,252,832
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    46,400                1,642,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,700,457
========================================================================================================================

DDI-QTR-1

                                                                                                             MARKET
                                                                                         SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--3.84%
ACE Ltd. (Cayman Islands)                                                                14,900          $       604,791
------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                        12,200                  839,116
------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                                19,500                1,052,610
------------------------------------------------------------------------------------------------------------------------
SAFECO Corp.                                                                              9,300                  437,658
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                      15,200                  563,464
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,497,639
========================================================================================================================

REGIONAL BANKS--1.07%
Cullen/Frost Bankers, Inc.                                                               10,800                  464,616
------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                  17,000                  513,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 977,676
========================================================================================================================

RESTAURANTS--0.85%
Outback Steakhouse, Inc.                                                                 19,100                  775,651
========================================================================================================================

SOFT DRINKS--1.26%
Coca-Cola Co. (The)                                                                       7,300                  320,178
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                            16,500                  825,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,145,178
========================================================================================================================

SYSTEMS SOFTWARE--1.63%
Microsoft Corp.                                                                          52,100                1,482,766
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.45%
Fannie Mae                                                                               22,900                1,624,984
------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                     8,500                  603,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,228,484
========================================================================================================================

TOBACCO--1.34%
Altria Group, Inc.                                                                       25,600                1,218,560
========================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $77,339,069)                                               84,264,317
========================================================================================================================

                                                                                   PRINCIPAL
                                                                                    AMOUNT
BONDS & NOTES--0.50%

AEROSPACE & DEFENSE--0.09%
Lockheed Martin Corp.-Series A, Medium Term
Notes, 8.66%, 11/30/06                                                          $        75,000                   82,993
========================================================================================================================

BROADCASTING & CABLE TV--0.11%
TCI Communications, Inc., Medium Term Notes,
8.35%, 02/15/05                                                                         100,000                  103,068
========================================================================================================================

DDI-QTR-1

                                                                                   PRINCIPAL                 MARKET
                                                                                     AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.19%
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05                $        160,000        $       169,070
=======================================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES--0.11%
General Electric Capital Corp.-Series A, Medium
Term Global Notes, 2.85%, 01/30/06                                                       100,000                100,229
=======================================================================================================================

Total Bonds & Notes (Cost $455,645)                                                                             455,360
=======================================================================================================================

                                                                                        SHARES
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.95%
Liquid Assets Portfolio--Institutional Class(c)                                        3,163,365              3,163,365
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Institutional Class(c)                                           3,163,365              3,163,365
-----------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $6,326,730)                                                                    6,326,730
=======================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost $84,121,444)                                                               91,046,407
_______________________________________________________________________________________________________________________
=======================================================================================================================


Investment Abbreviations:

ADR                                             American Depositary Receipt
Sr.                                             Senior
Unsec.                                          Unsecured

Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $1,259,047, which represented 1.38% of the Fund's total investments. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.




See accompanying notes which are an integral part of this schedule.

DDI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

DDI-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a future contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund

DDI-QTR-1
     can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.



    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                    MARKET                                     UNREALIZED         MARKET                   REALIZED
                    VALUE         PURCHASE      PROCEEDS      APPRECIATION        VALUE         DIVIDEND     GAIN
    FUND           10/31/03        AT COST     FROM SALES    (DEPRECIATION)      07/31/04        INCOME     (LOSS)
-------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional
Class             $1,615,482     $14,828,992 $(13,281,109)   $           --     $3,163,365    $   18,184   $     --
-------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              1,615,482      14,828,992  (13,281,109)               --      3,163,365        17,655         --
-------------------------------------------------------------------------------------------------------------------
     Total        $3,230,964     $29,657,984 $(26,562,218)   $           --     $6,326,730    $   35,839   $     --
===================================================================================================================


NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------


                                             CALL OPTION CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF         PREMIUMS
                                         CONTRACTS         RECEIVED
-------------------------------------------------------------------------------------------------------------------
Beginning of period                             --      $          --
-------------------------------------------------------------------------------------------------------------------
Written                                        498             36,073
-------------------------------------------------------------------------------------------------------------------
Closed                                        (283)           (24,903)
-------------------------------------------------------------------------------------------------------------------
Exercised                                     (215)           (11,170)
-------------------------------------------------------------------------------------------------------------------
End of period                                   --      $          --
===================================================================================================================

DDI-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $48,420,753 and $15,810,102, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $  7,749,802
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (974,392)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $  6,775,410
===============================================================================
Cost of investments for tax purposes is                            $ 84,270,997
===============================================================================

DDI-QTR-1

                            AIM EMERGING GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com           EMG-QTR-1  7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                 MARKET
                                                              SHARES             VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--88.42%

AEROSPACE & DEFENSE--0.45%
United Defense Industries, Inc.(a)                                 20,000   $       693,000
===========================================================================================

AIR FREIGHT & LOGISTICS--0.43%
Robinson (C.H.) Worldwide, Inc.                                    15,000           655,950
===========================================================================================

AIRLINES--0.71%
Southwest Airlines Co.                                             75,000         1,085,250
===========================================================================================


ALTERNATIVE CARRIERS--0.45%
PTEK Holdings, Inc.(a)                                             60,000           689,400
===========================================================================================


APPAREL RETAIL--3.66%
AnnTaylor Stores Corp.(a)                                          37,500         1,006,500
-------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                  35,000           787,500
-------------------------------------------------------------------------------------------
Limited Brands                                                     50,000         1,022,000
-------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                                     40,000         1,059,600
-------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                             85,000         1,734,000
-------------------------------------------------------------------------------------------
                                                                                  5,609,600
===========================================================================================

APPLICATION SOFTWARE--3.60%
Amdocs Ltd. (United Kingdom)(a)                                    30,000           651,000
-------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                           100,000         1,762,000
-------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                     30,000         1,123,200
-------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                       30,000         1,096,800
-------------------------------------------------------------------------------------------
Synopsys, Inc.(a)                                                  35,000           885,150
-------------------------------------------------------------------------------------------
                                                                                  5,518,150
===========================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.41%
Investors Financial Services Corp.(b)                              35,000         1,598,800
-------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                   15,000         1,178,100
-------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                           20,000           924,400
-------------------------------------------------------------------------------------------
                                                                                  3,701,300
===========================================================================================

EMG-QTR-1

                                                                               MARKET
                                                             SHARES            VALUE
-------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.61%
Amylin Pharmaceuticals, Inc.(a)(b)                                 65,000   $     1,339,000
-------------------------------------------------------------------------------------------
Cepheid, Inc.(a)(b)                                                75,000           666,750
-------------------------------------------------------------------------------------------
Corgentech Inc.(a)(b)                                              60,000           830,400
-------------------------------------------------------------------------------------------
Invitrogen Corp.(a)                                                17,000           892,160
-------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)(b)                                    60,000         1,119,000
-------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(a)(b)                                  50,000           682,500
-------------------------------------------------------------------------------------------
                                                                                  5,529,810
===========================================================================================

BROADCASTING & CABLE TV--5.72%
Citadel Broadcasting Co.(a)                                       200,000         2,818,000
-------------------------------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                                         55,000           953,150
-------------------------------------------------------------------------------------------
Entercom Communications Corp.(a)                                   30,000         1,153,500
-------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                           75,000         2,172,750
-------------------------------------------------------------------------------------------
Westwood One, Inc.(a)                                              70,000         1,666,000
-------------------------------------------------------------------------------------------
                                                                                  8,763,400
===========================================================================================

BUILDING PRODUCTS--0.82%
American Standard Cos. Inc.(a)                                     33,000         1,250,370
===========================================================================================


CASINOS & GAMING--0.63%
Aztar Corp.(a)                                                     40,000           970,800
===========================================================================================


COMMUNICATIONS EQUIPMENT--3.16%
Avaya Inc.(a)                                                      85,000         1,245,250
-------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                       75,000         1,279,500
-------------------------------------------------------------------------------------------
NETGEAR, Inc.(a)(b)                                                50,000           570,500
-------------------------------------------------------------------------------------------
Polycom, Inc.(a)                                                   35,000           674,800
-------------------------------------------------------------------------------------------
Tekelec(a)                                                         55,000         1,068,650
-------------------------------------------------------------------------------------------
                                                                                  4,838,700
===========================================================================================

COMPUTER & ELECTRONICS RETAIL--0.40%
GameStop Corp.-Class A(a)(b)                                       40,000           616,000
===========================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.74%
AGCO Corp.(a)                                                      35,000           732,200
-------------------------------------------------------------------------------------------
Bucyrus International, Inc.-Class A(a)                             16,500           396,000
-------------------------------------------------------------------------------------------
                                                                                  1,128,200
===========================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.60%
Alliance Data Systems Corp.(a)                                     18,000           714,780
-------------------------------------------------------------------------------------------
Ceridian Corp.(a)                                                  50,000           900,000
-------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                               15,000           683,400
-------------------------------------------------------------------------------------------

EMG-QTR-1


                                                                               MARKET
                                                             SHARES            VALUE
-------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Fiserv, Inc.(a)                                                    75,000   $     2,569,500
-------------------------------------------------------------------------------------------
Paychex, Inc.                                                      45,000         1,381,950
-------------------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                                      100,000         2,331,000
-------------------------------------------------------------------------------------------
                                                                                  8,580,630
===========================================================================================

DISTRIBUTORS--0.53%
Design Within Reach Inc.(a)(b)                                     50,000           808,050
===========================================================================================


DIVERSIFIED COMMERCIAL SERVICES--3.85%
Career Education Corp.(a)                                          18,400           622,104
-------------------------------------------------------------------------------------------
Cintas Corp.                                                       55,000         2,307,800
-------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)(b)                                    60,000         1,123,200
-------------------------------------------------------------------------------------------
ITT Educational Services, Inc.(a)                                  35,000         1,114,750
-------------------------------------------------------------------------------------------
Navigant Consulting, Inc.(a)                                       35,000           733,250
-------------------------------------------------------------------------------------------
                                                                                  5,901,104
===========================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.63%
Cooper Industries, Ltd.-Class A (Bermuda)                          20,000         1,137,400
-------------------------------------------------------------------------------------------
EnerSys(a)                                                         64,000           800,000
-------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                          15,000           561,150
-------------------------------------------------------------------------------------------
                                                                                  2,498,550
===========================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.69%
Littelfuse, Inc.(a)                                                15,000           582,000
-------------------------------------------------------------------------------------------
Taser International, Inc.(a)                                       15,000           470,250
-------------------------------------------------------------------------------------------
                                                                                  1,052,250
===========================================================================================

EMPLOYMENT SERVICES--4.18%
Adecco S.A.-ADR (Switzerland)                                     125,000         1,448,750
-------------------------------------------------------------------------------------------
Gevity HR, Inc.                                                    45,000           935,100
-------------------------------------------------------------------------------------------
Monster Worldwide Inc.(a)                                          25,000           552,250
-------------------------------------------------------------------------------------------
Robert Half International Inc.                                    125,000         3,477,500
-------------------------------------------------------------------------------------------
                                                                                  6,413,600
===========================================================================================

GENERAL MERCHANDISE STORES--1.58%
Family Dollar Stores, Inc.                                         45,000         1,253,700
-------------------------------------------------------------------------------------------
Fred's, Inc.(b)                                                    65,000         1,173,250
-------------------------------------------------------------------------------------------
                                                                                  2,426,950
===========================================================================================

HEALTH CARE DISTRIBUTORS--0.66%
Henry Schein, Inc.(a)                                              15,000         1,006,500
===========================================================================================


HEALTH CARE EQUIPMENT--1.51%
Analogic Corp.                                                     20,000           830,800
-------------------------------------------------------------------------------------------
Conceptus Inc.(a)(b)                                               55,000           536,250
-------------------------------------------------------------------------------------------
Hospira, Inc.(a)                                                   36,700           950,897
-------------------------------------------------------------------------------------------
                                                                                  2,317,947
===========================================================================================

EMG-QTR-1


                                                                               MARKET
                                                             SHARES            VALUE
-------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--1.00%
Triad Hospitals, Inc.(a)                                           45,000   $     1,532,700
===========================================================================================


HEALTH CARE SERVICES--2.97%
DaVita, Inc.(a)                                                    45,000         1,366,650
-------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                           30,000         1,968,000
-------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                    40,000         1,212,000
-------------------------------------------------------------------------------------------
                                                                                  4,546,650
===========================================================================================

HEALTH CARE SUPPLIES--1.49%
DJ Orthopedics Inc.(a)                                             60,000         1,068,000
-------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.(a)(b)                             125,000         1,215,000
-------------------------------------------------------------------------------------------
                                                                                  2,283,000
===========================================================================================

HOTELS, RESORTS & CRUISE LINES--3.83%
Interstate Hotels & Resorts, Inc.(a)(b)                           125,000           650,000
-------------------------------------------------------------------------------------------
Intrawest Corp. (Canada)                                           75,000         1,215,000
-------------------------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas)(a)                            30,000         1,407,300
-------------------------------------------------------------------------------------------
Orient-Express Hotels Ltd.-Class A (Bermuda)                      100,000         1,527,000
-------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(b)                          25,000         1,068,750
-------------------------------------------------------------------------------------------
                                                                                  5,868,050
===========================================================================================

INDUSTRIAL CONGLOMERATES--2.00%
Textron Inc.                                                       50,000         3,065,000
===========================================================================================


INTERNET SOFTWARE & SERVICES--1.97%
Digitas Inc.(a)                                                   125,000           836,250
-------------------------------------------------------------------------------------------
eCollege.com(a)(b)                                                 65,000           777,400
-------------------------------------------------------------------------------------------
SkillSoft PLC-ADR (Ireland)(a)                                    100,000           623,000
-------------------------------------------------------------------------------------------
United Online, Inc.(a)(b)                                          50,000           780,000
-------------------------------------------------------------------------------------------
                                                                                  3,016,650
===========================================================================================

INVESTMENT BANKING & BROKERAGE--2.27%
Ameritrade Holding Corp.(a)                                        75,000           831,750
-------------------------------------------------------------------------------------------
Bear Stearns Cos. Inc. (The)                                       20,000         1,668,400
-------------------------------------------------------------------------------------------
Edwards (A.G.), Inc.                                               30,000           975,000
-------------------------------------------------------------------------------------------
                                                                                  3,475,150
===========================================================================================

IT CONSULTING & OTHER SERVICES--2.30%
Anteon International Corp.(a)                                      41,000         1,276,740
-------------------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                                 30,000         1,233,300
-------------------------------------------------------------------------------------------
DigitalNet Holdings, Inc.(a)(b)                                    40,000         1,020,800
-------------------------------------------------------------------------------------------
                                                                                  3,530,840
===========================================================================================

LEISURE FACILITIES--0.79%
Speedway Motorsports, Inc.                                         35,000         1,209,250
===========================================================================================

EMG-QTR-1

                                                                               MARKET
                                                             SHARES            VALUE
-------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--0.19%
Health Net Inc.(a)                                                 12,200   $       294,386
===========================================================================================


METAL & GLASS CONTAINERS--0.69%
Anchor Glass Container Corp.(b)                                    75,330         1,063,659
===========================================================================================


MOVIES & ENTERTAINMENT--0.55%
Regal Entertainment Group-Class A(b)                               45,000           847,350
===========================================================================================


OIL & GAS DRILLING--1.30%
Patterson-UTI Energy, Inc.                                         25,000           455,750
-------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                       85,100         1,531,800
-------------------------------------------------------------------------------------------
                                                                                  1,987,550
===========================================================================================

PAPER PRODUCTS--0.71%
Sappi Ltd. - ADR (South Africa)                                    75,000         1,093,500
===========================================================================================


PHARMACEUTICALS--3.60%
Able Laboratories, Inc.(a)(b)                                      40,000           824,000
-------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                                       50,000         1,717,500
-------------------------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(b)                                     60,000           849,000
-------------------------------------------------------------------------------------------
InKine Pharmaceutical Co., Inc.(a)                                225,000           933,750
-------------------------------------------------------------------------------------------
IVAX Corp.(a)                                                      50,000         1,192,500
-------------------------------------------------------------------------------------------
                                                                                  5,516,750
===========================================================================================

PROPERTY & CASUALTY INSURANCE--0.43%
United National Group, Ltd.-Class A (Cayman Islands)(a)            45,000           661,050
===========================================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT--0.62%
CB Richard Ellis Group, Inc.-Class A(a)                            50,000           947,000
===========================================================================================


RESTAURANTS--1.50%
CBRL Group, Inc.                                                   40,000         1,328,800
-------------------------------------------------------------------------------------------
Wendy's International, Inc.                                        27,000           965,790
-------------------------------------------------------------------------------------------
                                                                                  2,294,590
===========================================================================================

SEMICONDUCTOR EQUIPMENT--1.14%
Novellus Systems, Inc.(a)                                          65,000         1,755,000
===========================================================================================

EMG-QTR-1


                                                                               MARKET
                                                             SHARES            VALUE
-------------------------------------------------------------------------------------------
SEMICONDUCTORS--3.83%
AMIS Holdings, Inc.(a)(b)                                          90,000   $     1,325,700
-------------------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                                          20,000           707,200
-------------------------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)(b)                                       100,000           498,000
-------------------------------------------------------------------------------------------
Microchip Technology Inc.                                          50,000         1,448,500
-------------------------------------------------------------------------------------------
Semtech Corp.(a)                                                   45,000           893,250
-------------------------------------------------------------------------------------------
Sigmatel Inc.(a)                                                   65,000           992,550
-------------------------------------------------------------------------------------------
                                                                                  5,865,200
===========================================================================================

SPECIALIZED FINANCE--0.54%
Marlin Business Services Inc.(a)(b)                                50,000           823,000
===========================================================================================


SPECIALTY STORES--3.96%
Staples, Inc.                                                      50,000         1,444,000
-------------------------------------------------------------------------------------------
Tiffany & Co.                                                      40,000         1,430,000
-------------------------------------------------------------------------------------------
Tractor Supply Co.(a)                                              30,000         1,087,800
-------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                           65,000         2,111,850
-------------------------------------------------------------------------------------------
                                                                                  6,073,650
===========================================================================================

SYSTEMS SOFTWARE--0.35%
McAfee Inc.(a)                                                     30,000           539,400
===========================================================================================


TECHNOLOGY DISTRIBUTORS--1.26%
CDW Corp.                                                          30,000         1,929,000
===========================================================================================


THRIFTS & MORTGAGE FINANCE--0.44%
New York Community Bancorp, Inc.(b)                                35,000           673,400
===========================================================================================


TRUCKING--1.67%
Sirva Inc.(a)                                                     109,800         2,567,124
===========================================================================================

Total Common Stocks & Other Equity Interests
(Cost $138,590,130)                                                             135,514,410
===========================================================================================


MONEY MARKET FUNDS--2.33%
Liquid Assets Portfolio-Institutional Class(c)                  1,788,263         1,788,263
-------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                     1,788,263         1,788,263
-------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,576,526)                                        3,576,526
===========================================================================================
TOTAL INVESTMENTS--90.75% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $142,166,656)                                                     139,090,936
___________________________________________________________________________________________
===========================================================================================

EMB-QTR-1

                                                                               MARKET
                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--9.25%
Liquid Assets Portfolio-Institutional Class(c)(d)              14,173,120   $    14,173,120
-------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost 14,173,1200)                            14,173,120
===========================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $156,339,776)                             $   153,264,056
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ADR                                         American Depositary Receipt

Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




See accompanying notes which are an integral part of this schedule.

EMG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

EMG-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                 The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

         INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     MARKET                    PROCEEDS          UNREALIZED       MARKET
                     VALUE         PURCHASE    FROM             APPRECIATION      VALUE         DIVIDEND        REALIZED
FUND                10/31/03        AT COST    SALES           (DEPRECIATION)    07/31/04        INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio--
Institutional
Class           $  5,063,454   $ 55,724,369   $(58,999,560)    $          --    $  1,788,263   $     34,246    $            --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional
Class              5,063,454     55,724,369    (58,999,560)               --       1,788,263         33,311                 --
------------------------------------------------------------------------------------------------------------------------------
    Subtotal    $ 10,126,908   $111,448,738   $(117,999,120)   $          --    $  3,576,526   $     67,557    $            --
==============================================================================================================================


         INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     MARKET                      PROCEEDS          UNREALIZED       MARKET
                     VALUE         PURCHASE      FROM             APPRECIATION      VALUE         DIVIDEND        REALIZED
FUND                10/31/03        AT COST      SALES           (DEPRECIATION)    07/31/04        INCOME*       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio--
Institutional
Class           $  7,368,309   $ 85,327,683   $(78,522,872)    $           --   $ 14,173,120   $     16,741    $            --
------------------------------------------------------------------------------------------------------------------------------
    Total       $ 17,495,217   $196,776,421   $(196,521,992)   $           --   $ 17,749,646   $     84,298    $            --
______________________________________________________________________________________________________________________________
==============================================================================================================================

*Dividend income is net of income rebate paid to security lending counterparties.

EMG-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $13,994,413 were on loan to brokers. The loans were secured by cash collateral of $14,173,120 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $16,741 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $323,948,150 and $326,348,439, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities            $ 5,830,723
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (8,998,626)
---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(3,167,903)
=================================================================================
Cost of investments for tax purposes is $156,431,959

                         AIM LARGE CAP BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com          LCBV-QTR-1  7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.81%
ADVERTISING--4.77%
Interpublic Group of Cos., Inc. (The)(a)                                              580,200             $    7,420,758
------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                    141,600                 10,198,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,618,790
========================================================================================================================

AEROSPACE & DEFENSE--1.94%
Honeywell International Inc.                                                          190,300                  7,157,183
========================================================================================================================

ALUMINUM--1.54%
Alcoa Inc.                                                                            177,500                  5,685,325
========================================================================================================================

APPAREL RETAIL--1.87%
Gap, Inc. (The)                                                                       304,700                  6,916,690
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.11%
Bank of New York Co., Inc. (The)                                                      270,600                  7,774,338
========================================================================================================================

BUILDING PRODUCTS--2.36%
Masco Corp.                                                                           288,500                  8,724,240
========================================================================================================================

COMMUNICATIONS EQUIPMENT--0.95%
Motorola, Inc.                                                                        219,200                  3,491,856
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.86%
Deere & Co.                                                                            50,800                  3,190,748
========================================================================================================================

CONSUMER ELECTRONICS--3.09%
Koninklijke (Royal) Philips Electronics N.V.-New
York Shares (Netherlands)                                                             197,970                  4,796,813
------------------------------------------------------------------------------------------------------------------------
Sony Corp.- ADR (Japan)                                                               190,700                  6,607,755
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,404,568
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.83%
Ceridian Corp.(a)                                                                     300,700                  5,412,600
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                      278,700                 12,432,807
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,845,407
========================================================================================================================

DEPARTMENT STORES--1.23%
May Department Stores Co. (The)                                                       170,800                  4,531,324
========================================================================================================================

DIVERSIFIED CHEMICALS--0.61%
Dow Chemical Co. (The)                                                                 56,600                  2,257,774
========================================================================================================================

LCBV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--2.79%
Cendant Corp.                                                                         449,600             $   10,286,848
========================================================================================================================

ENVIRONMENTAL SERVICES--2.96%
Waste Management, Inc.                                                                388,550                 10,933,797
========================================================================================================================

FOOD RETAIL--3.21%
Kroger Co. (The)(a)                                                                   416,600                  6,582,280
------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                       248,800                  5,257,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,839,424
========================================================================================================================

GENERAL MERCHANDISE STORES--2.16%
Target Corp.                                                                          183,100                  7,983,160
========================================================================================================================

HEALTH CARE DISTRIBUTORS--4.59%
Cardinal Health, Inc.                                                                 209,600                  9,327,200
------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                        237,100                  7,627,507
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,954,707
========================================================================================================================

HEALTH CARE EQUIPMENT--1.39%
Baxter International Inc.                                                             170,800                  5,135,956
========================================================================================================================

HEALTH CARE FACILITIES--1.83%
HCA Inc.                                                                              174,400                  6,740,560
========================================================================================================================

INDUSTRIAL CONGLOMERATES--6.38%
General Electric Co.                                                                  232,500                  7,730,625
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                     509,800                 15,803,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,534,425
========================================================================================================================

INDUSTRIAL MACHINERY--2.34%
Illinois Tool Works Inc.                                                               95,515                  8,646,018
========================================================================================================================

INSURANCE BROKERS--1.48%
Aon Corp.                                                                             206,600                  5,462,504
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.74%
Merrill Lynch & Co., Inc.                                                             127,800                  6,354,216
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                        151,000                  7,448,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,803,046
========================================================================================================================

MANAGED HEALTH CARE--2.19%
Anthem, Inc.(a)(b)                                                                     98,000                  8,082,060
========================================================================================================================

MOVIES & ENTERTAINMENT--2.30%
Walt Disney Co. (The)                                                                 367,100                  8,476,339
========================================================================================================================

MULTI-LINE INSURANCE--1.51%
Hartford Financial Services Group, Inc. (The)                                          85,600                  5,572,560
========================================================================================================================

LCBV-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--2.03%
Transocean Inc. (Cayman Islands)(a)                                                   264,377             $    7,508,307
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.00%
Schlumberger Ltd. (Netherlands)                                                       112,100                  7,210,272
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                       237,600                  7,543,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,754,072
========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--6.16%
Citigroup Inc.                                                                        241,619                 10,652,982
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                  323,356                 12,070,879
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,723,861
========================================================================================================================

PACKAGED FOODS & MEATS--1.46%
Kraft Foods Inc.-Class A                                                              176,300                  5,385,965
========================================================================================================================

PHARMACEUTICALS--6.63%
Aventis S.A. (France)(b)(c)                                                           129,700                 10,059,276
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                           225,000                  7,191,000
------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (France)(b)(c)(d)                                               14,000                    924,555
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                 178,300                  6,311,820
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,486,651
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.28%
ACE Ltd. (Cayman Islands)                                                             207,800                  8,434,602
========================================================================================================================

SYSTEMS SOFTWARE--2.87%
Computer Associates International, Inc.                                               419,900                 10,598,276
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.35%
Fannie Mae                                                                            174,300                 12,368,328
========================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $304,836,560)                                             346,309,709
========================================================================================================================

MONEY MARKET FUNDS--2.37%
Liquid Assets Portfolio-Institutional Class(e)                                      4,376,411                  4,376,411
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                                         4,376,411                  4,376,411
------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $8,752,822)                                                                     8,752,822
========================================================================================================================
TOTAL INVESTMENTS--96.18% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $313,589,382)                                                                       355,062,531
========================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--3.82%
Liquid Assets Portfolio-Institutional Class(e)(f)                                  14,095,650                 14,095,650
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $14,095,650)           14,095,650
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $327,685,032)                                                           $  369,158,181
________________________________________________________________________________________________________________________
========================================================================================================================

LCBV-QTR-1

         Investment Abbreviations:

         ADR                            American Depositary Receipt


         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) On August 20, 2004, after period end, Sanofi-Synthelabo S.A. and Aventis S.A. merged to form Sanofi- Aventis.

(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security at July 31, 2004 represented 0.25% of the Fund's total investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


         See accompanying notes which are an integral part of this schedule.

LCBV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments

LCBV-QTR-1
         to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

LCBV-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 1,921,637    $   32,584,388  $  (30,129,614)   $           --   $  4,376,411    $  48,034  $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         1,921,637        32,584,388     (30,129,614)               --      4,376,411       46,222           --
----------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL                  $ 3,843,274    $   65,168,776  $  (60,259,228)   $           --   $  8,752,822    $  94,256  $        --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME  * GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 3,248,000    $   62,481,431  $  (51,633,781)   $           --   $ 14,095,650    $  11,081  $        --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                     $ 7,091,274    $  127,650,207  $ (111,893,009)   $           --   $ 22,848,472    $ 105,337  $        --
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

LCBV-QTR-1

At July 31, 2004, securities with an aggregate value of $13,387,586 were on loan to brokers. The loans were secured by cash collateral of $14,095,650, received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $11,081 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $93,246,918 and $80,412,665, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $   51,828,107
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (12,417,551)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $   39,410,556
==============================================================================
Cost of investments for tax purposes is $329,747,625.

LCBV-QTR-1

                            AIM LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            LCG-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                 MARKET
                                                                 SHARES          VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS--98.49%

AEROSPACE & DEFENSE--2.22%
Boeing Co. (The)                                                  127,000   $     6,445,250
-------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                            140,000         4,790,800
-------------------------------------------------------------------------------------------
United Technologies Corp.                                          56,200         5,254,700
-------------------------------------------------------------------------------------------
                                                                                 16,490,750
===========================================================================================

APPAREL RETAIL--2.73%
Gap, Inc. (The)                                                   687,000        15,594,900
-------------------------------------------------------------------------------------------
Limited Brands                                                    229,000         4,680,760
-------------------------------------------------------------------------------------------
                                                                                 20,275,660
===========================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.41%
Coach, Inc.(a)                                                    245,000        10,483,550
===========================================================================================

APPLICATION SOFTWARE--0.65%
Amdocs Ltd. (United Kingdom)(a)                                   222,000         4,817,400
===========================================================================================

BIOTECHNOLOGY--1.58%
Genentech, Inc.(a)                                                242,000        11,780,560
===========================================================================================

BUILDING PRODUCTS--1.58%
American Standard Cos. Inc.(a)                                    175,000         6,630,750
-------------------------------------------------------------------------------------------
Masco Corp.                                                       170,000         5,140,800
-------------------------------------------------------------------------------------------
                                                                                 11,771,550
===========================================================================================

COMMUNICATIONS EQUIPMENT--7.71%
Avaya Inc.(a)                                                     539,000         7,896,350
-------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                          1,130,440        23,580,978
-------------------------------------------------------------------------------------------
Motorola, Inc.                                                    782,000        12,457,260
-------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                     195,000        13,470,600
-------------------------------------------------------------------------------------------
                                                                                 57,405,188
===========================================================================================

COMPUTER & ELECTRONICS RETAIL--0.53%
RadioShack Corp.                                                  141,000         3,940,950
===========================================================================================

COMPUTER HARDWARE--2.27%
Dell Inc.(a)                                                      476,600        16,905,002
===========================================================================================

LCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
-------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.57%
Lexmark International, Inc.--Class A(a)                            48,000   $     4,248,000
===========================================================================================

CONSUMER ELECTRONICS--1.53%
Harman International Industries, Inc.                             133,000        11,402,090
===========================================================================================

CONSUMER FINANCE--1.23%
American Express Co.                                               89,300         4,487,325
-------------------------------------------------------------------------------------------
MBNA Corp.                                                        190,000         4,691,100
-------------------------------------------------------------------------------------------
                                                                                  9,178,425
===========================================================================================

DEPARTMENT STORES--2.98%
J.C. Penney Co., Inc.                                             195,000         7,800,000
-------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                   328,000        14,399,200
-------------------------------------------------------------------------------------------
                                                                                 22,199,200
===========================================================================================

DIVERSIFIED COMMERCIAL SERVICES--6.20%
Apollo Group, Inc.--Class A(a)                                    271,800        22,708,890
-------------------------------------------------------------------------------------------
Cendant Corp.                                                   1,024,000        23,429,120
-------------------------------------------------------------------------------------------
                                                                                 46,138,010
===========================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.64%
Rockwell Automation, Inc.(b)                                      128,000         4,788,480
===========================================================================================

FOOTWEAR--1.15%
NIKE, Inc.--Class B                                               118,000         8,579,780
===========================================================================================

HEALTH CARE EQUIPMENT--7.31%
Bard (C.R.), Inc.                                                 100,000         5,520,000
-------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                           165,000         7,792,950
-------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                         135,200         9,211,176
-------------------------------------------------------------------------------------------
Stryker Corp.                                                     202,600         9,659,968
-------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                   112,000         7,729,120
-------------------------------------------------------------------------------------------
Waters Corp.(a)                                                   120,000         5,265,600
-------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                          121,100         9,241,141
-------------------------------------------------------------------------------------------
                                                                                 54,419,955
===========================================================================================

HEALTH CARE SERVICES--2.57%
IMS Health Inc.                                                   467,000        11,320,080
-------------------------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                                          95,000         7,797,600
-------------------------------------------------------------------------------------------
                                                                                 19,117,680
===========================================================================================

HEALTH CARE SUPPLIES--2.01%
Alcon, Inc. (Switzerland)                                         195,700        14,990,620
===========================================================================================

LCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
-------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--0.84%
Home Depot, Inc. (The)                                            185,000   $     6,238,200
===========================================================================================

HOUSEHOLD PRODUCTS--1.51%
Procter & Gamble Co. (The)                                        216,000        11,264,400
===========================================================================================

HOUSEWARES & SPECIALTIES--1.33%
Fortune Brands, Inc.                                              137,000         9,888,660
===========================================================================================

HYPERMARKETS & SUPER CENTERS--0.63%
Costco Wholesale Corp.                                            115,000         4,675,900
===========================================================================================

INDUSTRIAL CONGLOMERATES--3.54%
3M Co.                                                            202,000        16,636,720
-------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                 313,000         9,703,000
-------------------------------------------------------------------------------------------
                                                                                 26,339,720
===========================================================================================

INDUSTRIAL MACHINERY--2.33%
Danaher Corp.(b)                                                  104,000         5,267,600
-------------------------------------------------------------------------------------------
Eaton Corp.                                                        71,000         4,589,440
-------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                           83,000         7,513,160
-------------------------------------------------------------------------------------------
                                                                                 17,370,200
===========================================================================================

INTERNET RETAIL--1.25%
eBay Inc.(a)                                                      119,000         9,321,270
===========================================================================================

INTERNET SOFTWARE & SERVICES--2.07%
Yahoo! Inc.(a)                                                    499,200        15,375,360
===========================================================================================

IT CONSULTING & OTHER SERVICES--1.79%
Accenture Ltd.-Class A (Bermuda)(a)                               541,000        13,324,830
===========================================================================================

LIFE & HEALTH INSURANCE--0.63%
Torchmark Corp.                                                    90,000         4,705,200
===========================================================================================

MANAGED HEALTH CARE--4.64%
UnitedHealth Group Inc.                                           549,000        34,532,100
===========================================================================================

MOTORCYCLE MANUFACTURERS--1.26%
Harley-Davidson, Inc.                                             157,000         9,399,590
===========================================================================================

LCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
-------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.60%
Xerox Corp.(a)                                                    320,000   $     4,435,200
===========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.71%
Citigroup Inc.                                                    119,221         5,256,454
===========================================================================================

PACKAGED FOODS & MEATS--0.60%
Tyson Foods, Inc.-Class A                                         235,000         4,479,100
===========================================================================================

PERSONAL PRODUCTS--5.15%
Avon Products, Inc.                                               204,800         8,808,448
-------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)--Class A                             195,000         8,560,500
-------------------------------------------------------------------------------------------
Gillette Co. (The)                                                537,000        20,932,260
-------------------------------------------------------------------------------------------
                                                                                 38,301,208
===========================================================================================

PHARMACEUTICALS--2.06%
Johnson & Johnson                                                 277,000        15,309,790
===========================================================================================

PROPERTY & CASUALTY INSURANCE--1.14%
Allstate Corp. (The)                                               95,000         4,472,600
-------------------------------------------------------------------------------------------
Progressive Corp. (The)                                            52,000         3,984,240
-------------------------------------------------------------------------------------------
                                                                                  8,456,840
===========================================================================================

RESTAURANTS--4.91%
McDonald's Corp.                                                  596,000        16,390,000
-------------------------------------------------------------------------------------------
Starbucks Corp.(a)                                                183,000         8,593,680
-------------------------------------------------------------------------------------------
Yum! Brands, Inc.(b)                                              301,000        11,555,390
-------------------------------------------------------------------------------------------
                                                                                 36,539,070
===========================================================================================

SEMICONDUCTORS--1.71%
Altera Corp.(a)                                                   253,300         5,273,706
-------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               95,300         3,783,410
-------------------------------------------------------------------------------------------
Intel Corp.                                                       149,000         3,632,620
-------------------------------------------------------------------------------------------
                                                                                 12,689,736
===========================================================================================

SOFT DRINKS--3.53%
Coca-Cola Enterprises Inc.(b)                                     303,000         6,181,200
-------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                  262,000         7,296,700
-------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                     256,000        12,800,000
-------------------------------------------------------------------------------------------
                                                                                 26,277,900
===========================================================================================

SPECIALTY STORES--2.10%
Staples, Inc.                                                     540,000        15,595,200
===========================================================================================

LCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
-------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--5.48%
Adobe Systems Inc.                                                141,600   $     5,972,688
-------------------------------------------------------------------------------------------
Microsoft Corp.                                                   429,280        12,217,309
-------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                   389,000         4,088,390
-------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                 396,000        18,516,960
-------------------------------------------------------------------------------------------
                                                                                 40,795,347
===========================================================================================

THRIFTS & MORTGAGE FINANCE--1.25%
Countrywide Financial Corp.                                        65,000         4,686,500
-------------------------------------------------------------------------------------------
Golden West Financial Corp.                                        43,000         4,597,130
-------------------------------------------------------------------------------------------
                                                                                  9,283,630
===========================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.56%
Nextel Communications, Inc.--Class A(a)                           182,000         4,142,320
-------------------------------------------------------------------------------------------


Total Common Stocks  (Cost $651,316,275)                                        732,930,075
===========================================================================================

MONEY MARKET FUNDS--0.18%
Liquid Assets Portfolio-Institutional Class(c)                    678,011           678,011
-------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                       678,011           678,011
-------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,356,022)                                        1,356,022
===========================================================================================
TOTAL INVESTMENTS--98.67% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $652,672,297)                                          734,286,097
___________________________________________________________________________________________
===========================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.33%
Liquid Assets Portfolio-Institutional Class(c)(d)               9,865,388         9,865,388
===========================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $9,865,388)                              9,865,388
===========================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $662,537,685)                             $   744,151,485
___________________________________________________________________________________________
===========================================================================================

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

LCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

LCG-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                 The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

LCG-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED                               REALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS      APPRECIATION   MARKET VALUE   DIVIDEND      GAIN
FUND                           10/31/03        AT COST       FROM SALES    (DEPRECIATION)    07/31/04      INCOME      (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class          $ 5,325,601    $102,011,975   $(106,659,565)   $         --    $  678,011    $ 57,266    $      --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class            5,325,601     102,011,975    (106,659,565)             --       678,011      56,494           --
===============================================================================================================================
     SUBTOTAL                $10,651,202    $204,023,950   $(213,319,130)   $         --    $1,356,022    $113,760    $      --
===============================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED                               REALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS      APPRECIATION   MARKET VALUE   DIVIDEND      GAIN
FUND                           10/31/03        AT COST       FROM SALES    (DEPRECIATION)    07/31/04      INCOME*     (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--                   $ 5,969,563   $279,493,993  $(275,598,168)    $         --   $ 9,865,388    $ 23,068    $     --
Institutional Class
==============================================================================================================================
        TOTAL                 $16,620,765   $ 83,517,943  $(488,917,298)    $         --   $11,221,410    $136,828    $     --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $9,554,606 were on loan to brokers. The loans were secured by cash collateral of $9,865,388 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $23,068 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $576,562,642 and $624,222,725, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $ 89,313,168
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (15,142,994)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $ 74,170,174
===============================================================================

Cost of investments for tax purposes is $669,981,311.

LCG-QTR-1

                            AIM MID CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com          MCG-QTR-1  7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--86.87%
ADVERTISING--0.59%
Omnicom Group Inc.                                                                     18,000             $    1,296,360
========================================================================================================================

AEROSPACE & DEFENSE--0.56%
L-3 Communications Holdings, Inc.                                                      20,000                  1,223,000
========================================================================================================================

APPAREL RETAIL--1.70%
Chico's FAS, Inc.(a)                                                                   25,000                  1,046,750
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                                                 80,000                  1,632,000
------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                                                              35,000                  1,040,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,719,650
========================================================================================================================

APPLICATION SOFTWARE--1.18%
Amdocs Ltd. (United Kingdom)(a)                                                        50,000                  1,085,000
------------------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                                         40,000                  1,497,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,582,600
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.02%
Investors Financial Services Corp.(b)                                                  50,000                  2,284,000
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                       27,000                  2,120,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,404,580
========================================================================================================================

AUTO PARTS & EQUIPMENT--0.77%
Autoliv, Inc.                                                                          40,000                  1,683,600
========================================================================================================================

BIOTECHNOLOGY--4.48%
Angiotech Pharmaceuticals, Inc. (Canada)(a)                                            60,000                  1,057,200
------------------------------------------------------------------------------------------------------------------------
Cephalon, Inc.(a)(b)                                                                   28,000                  1,414,560
------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.(a)                                                                      20,000                    748,400
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                               24,000                  1,551,360
------------------------------------------------------------------------------------------------------------------------
ImClone Systems Inc.(a)                                                                14,000                    824,880
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)                                                                    27,000                  1,416,960
------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.(a)                                                            24,000                  1,135,680
------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                                                        17,000                    791,690
------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                                                           14,000                    841,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,782,130
========================================================================================================================

MCG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--1.36%
Univision Communications Inc.-Class A(a)                                               77,000             $    2,230,690
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A(a)                                            28,000                    738,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,969,610
========================================================================================================================

BUILDING PRODUCTS--1.04%
Masco Corp.                                                                            75,000                  2,268,000
========================================================================================================================

CASINOS & GAMING--1.06%
International Game Technology                                                          45,000                  1,455,300
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                                                  20,000                    864,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,319,300
========================================================================================================================

COMMUNICATIONS EQUIPMENT--4.90%
Avaya Inc.(a)                                                                         140,000                  2,051,000
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                          110,000                  1,876,600
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                                              60,000                  1,377,600
------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(a)                                                                        65,000                  1,589,250
------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                                                    32,000                  1,973,440
------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                                                                 100,000                  1,826,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,693,890
========================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.66%
Best Buy Co., Inc.                                                                     30,000                  1,444,800
========================================================================================================================

CONSUMER FINANCE--0.67%
First Marblehead Corp. (The)(a)                                                        35,000                  1,468,600
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.01%
Affiliated Computer Services, Inc.-Class A(a)                                          33,000                  1,712,700
------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                                                         43,000                  1,707,530
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)                                                                        92,000                  3,151,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,572,150
========================================================================================================================

DEPARTMENT STORES--2.63%
Kohl's Corp.(a)                                                                        90,000                  4,118,400
------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                        37,000                  1,624,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,742,700
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.93%
Career Education Corp.(a)                                                              38,000                  1,284,780
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                                                           45,000                    842,400
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                    32,000                  1,814,400
------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.(a)                                                      47,000                  1,496,950
------------------------------------------------------------------------------------------------------------------------
University of Phoenix Online(a)                                                        11,000                    947,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,386,400
========================================================================================================================

MCG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.01%
Agilent Technologies, Inc.(a)                                                         103,000             $    2,452,430
------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                      40,000                    703,200
------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                                                        80,000                  1,240,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,395,630
========================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.75%
Celestica Inc. (Canada)(a)                                                             95,000                  1,629,250
========================================================================================================================

EMPLOYMENT SERVICES--2.21%
Manpower Inc.                                                                          38,000                  1,654,900
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide Inc.(a)                                                              80,000                  1,767,200
------------------------------------------------------------------------------------------------------------------------
Robert Half International Inc.                                                         50,000                  1,391,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,813,100
========================================================================================================================

GENERAL MERCHANDISE STORES--1.73%
Dollar Tree Stores, Inc.(a)                                                            75,000                  2,018,250
------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                             63,000                  1,755,180
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,773,430
========================================================================================================================

HEALTH CARE DISTRIBUTORS--0.96%
McKesson Corp.                                                                         65,000                  2,091,050
========================================================================================================================

HEALTH CARE EQUIPMENT--2.15%
Biomet, Inc.                                                                           25,000                  1,099,750
------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.(a)                                                                         23,000                    555,910
------------------------------------------------------------------------------------------------------------------------
INAMED Corp.(a)                                                                        11,000                    595,980
------------------------------------------------------------------------------------------------------------------------
STERIS Corp.(a)                                                                        30,000                    616,800
------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                                        12,000                    828,120
------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                               13,000                    992,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,688,590
========================================================================================================================

HEALTH CARE FACILITIES--1.48%
Community Health Systems Inc.(a)                                                       97,000                  2,387,170
------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                                                    20,000                    840,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,227,770
========================================================================================================================

HEALTH CARE SERVICES--1.68%
Caremark Rx, Inc.(a)                                                                   60,000                  1,830,000
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                                               28,000                  1,836,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,666,800
========================================================================================================================

HEALTH CARE SUPPLIES--0.67%
Fisher Scientific International Inc.(a)(b)                                             25,000                  1,455,000
========================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.43%
Take-Two Interactive Software, Inc.(a)                                                 30,000                    939,600
========================================================================================================================

MCG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING--0.96%
Centex Corp.                                                                           30,000             $    1,272,600
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                      15,000                    819,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,092,050
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.97%
Kerzner International Ltd. (Bahamas)(a)                                                20,000                    938,200
------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                   24,000                  1,171,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,109,400
========================================================================================================================

INDUSTRIAL MACHINERY--1.66%
Danaher Corp.                                                                          40,000                  2,026,000
------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                            40,000                  1,587,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,613,200
========================================================================================================================

INSURANCE BROKERS--0.80%
Willis Group Holdings Ltd. (Bermuda)                                                   50,000                  1,740,000
========================================================================================================================

INTERNET SOFTWARE & SERVICES--3.27%
SINA Corp. (Cayman Islands)(a)                                                         70,000                  1,984,500
------------------------------------------------------------------------------------------------------------------------
United Online, Inc.(a)                                                                330,000                  5,148,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,132,500
========================================================================================================================

IT CONSULTING & OTHER SERVICES--0.82%
Cognizant Technology Solutions Corp.-Class A(a)                                        65,000                  1,790,750
========================================================================================================================

LEISURE PRODUCTS--1.23%
Brunswick Corp.                                                                        42,000                  1,639,260
------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)(b)                                                         80,000                  1,044,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,683,260
========================================================================================================================

MANAGED HEALTH CARE--2.50%
Aetna Inc.                                                                             25,000                  2,145,000
------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.(a)(b)                                                                     40,000                  3,298,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,443,800
========================================================================================================================

MOVIES & ENTERTAINMENT--0.63%
Pixar(a)                                                                               20,000                  1,364,800
========================================================================================================================

OFFICE SERVICES & SUPPLIES--0.53%
Avery Dennison Corp.                                                                   19,000                  1,150,830
========================================================================================================================

MCG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--1.18%
Patterson-UTI Energy, Inc.                                                             57,500             $    1,048,225
------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                                           85,000                  1,530,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,578,225
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.39%
Varco International, Inc.(a)                                                           35,000                    845,950
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.16%
Ultra Petroleum Corp. (Canada)(a)                                                      30,000                  1,346,100
------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                       40,000                  1,196,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,542,100
========================================================================================================================

PHARMACEUTICALS--3.75%
American Pharmaceutical Partners, Inc.(a)(b)                                           40,000                  1,188,000
------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                                                           30,000                  1,030,500
------------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                                                           65,000                  1,922,050
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                                   36,000                  1,287,720
------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                                                    30,000                    840,300
------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.(a)                                                                       24,000                  1,103,280
------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
(United Kingdom)(a)                                                                    30,000                    797,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,169,250
========================================================================================================================

PUBLISHING--0.58%
Getty Images, Inc.(a)(b)                                                               23,000                  1,256,260
========================================================================================================================

REINSURANCE--0.57%
Everest Re Group, Ltd. (Bermuda)                                                       17,000                  1,249,160
========================================================================================================================

RESTAURANTS--1.39%
Krispy Kreme Doughnuts, Inc.(a)(b)                                                     75,000                  1,180,500
------------------------------------------------------------------------------------------------------------------------
Panera Bread Co.-Class A(a)(b)                                                         50,000                  1,844,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,025,000
========================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.68%
Novellus Systems, Inc.(a)                                                              55,000                  1,485,000
========================================================================================================================

SEMICONDUCTORS--3.34%
AMIS Holdings, Inc.(a)                                                                 86,800                  1,278,564
------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                                 50,000                    918,500
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)                                             75,000                  1,741,500
------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                              35,000                  1,013,950
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)                                                       100,000                  1,715,000
------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.(a)                                                                        40,000                    616,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,283,514
========================================================================================================================

MCG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE--0.43%
Assured Guaranty Ltd. (Bermuda)(a)                                                     55,000             $      948,750
========================================================================================================================

SPECIALTY CHEMICALS--0.42%
Ecolab Inc.                                                                            30,000                    915,000
========================================================================================================================

SPECIALTY STORES--4.44%
Advance Auto Parts, Inc.(a)                                                            25,000                    928,000
------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                                                              80,000                  2,831,200
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                          70,000                  2,021,600
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                          50,000                  1,787,500
------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                               65,000                  2,111,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,680,150
========================================================================================================================

SYSTEMS SOFTWARE--3.86%
Adobe Systems Inc.                                                                     20,000                    843,600
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                50,000                  1,262,000
------------------------------------------------------------------------------------------------------------------------
Novell, Inc.(a)                                                                       175,000                  1,197,000
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                                                                    95,000                  1,626,400
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                      38,000                  1,776,880
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                              90,000                  1,715,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,421,280
========================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.77%
CDW Corp.                                                                              26,000                  1,671,800
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.82%
Doral Financial Corp. (Puerto Rico)                                                    51,000                  2,001,750
------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                  20,000                  1,420,000
------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                       60,000                  1,154,400
------------------------------------------------------------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)                                                      95,000                  1,567,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,143,650
========================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.65%
MSC Industrial Direct Co., Inc.-Class A                                                45,000                  1,408,500
========================================================================================================================

TRUCKING--1.02%
Sirva Inc.(a)                                                                          95,000                  2,221,100
========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.42%
AO VimpelCom-ADR (Russia)(a)                                                           18,000                  1,574,100
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                                                      100,000                  1,607,000
------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.(a)(b)                                                                55,000                  2,091,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,272,200
------------------------------------------------------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests (Cost $178,684,733)                                             189,475,069
========================================================================================================================

MCG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.29%
Liquid Assets Portfolio-Institutional Class(c)                                      6,860,983             $    6,860,983
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                         6,860,983                  6,860,983
------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $13,721,966)                                                                   13,721,966
========================================================================================================================
TOTAL INVESTMENTS--93.16% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $192,406,699)                                                                       203,197,035
========================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--6.84%
Liquid Assets Portfolio-Institutional Class(c)(d)                                  14,906,240                 14,906,240
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $14,906,240)                                                         14,906,240
========================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $207,312,939)                                                                                       $  218,103,275
________________________________________________________________________________________________________________________
========================================================================================================================

        Investment Abbreviations:

        ADR                                  American Depositary Receipt

        Notes to Schedule of Investments:

(a)     Non-income producing security.

(b) All or portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

       See accompanying notes which are an integral part of this schedule.

MCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

MCG-QTR-1
         adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 6,039,656    $   46,824,150  $  (46,002,823)   $           --   $  6,860,983    $ 34,275   $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         6,039,656        46,824,150     (46,002,823)               --      6,860,983      34,494            --
----------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL                  $12,079,312    $   93,648,300  $  (92,005,646)   $           --   $ 13,721,966    $ 68,769   $        --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                            UNREALIZED
                          MARKET VALUE       PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/03          AT COST          SALES       (DEPRECIATION)     07/31/04       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-  $ 1,593,500    $   77,768,318  $  (64,455,578)   $           --   $ 14,906,240    $  38,828  $        --
Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                     $13,672,812    $  171,416,618  $ (156,461,224)   $           --   $ 28,628,206    $ 107,597  $        --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

MCG-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $13,849,324 were on loan to brokers. The loans were secured by cash collateral of $14,906,240 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $38,828 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $294,170,229 and $310,260,979, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $   21,140,836
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (10,831,145)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $   10,309,691
===============================================================================
Cost of investments for tax purposes is $207,793,584.

MCG-QTR-1

                              AIM U.S. GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com          USG-QTR-1  7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.00%
ADVERTISING--1.28%
Omnicom Group Inc.                                                                        200             $       14,404
========================================================================================================================

AIR FREIGHT & LOGISTICS--1.16%
FedEx Corp.                                                                               160                     13,101
========================================================================================================================

AIRLINES--1.40%
Southwest Airlines Co.                                                                  1,090                     15,772
========================================================================================================================

APPAREL RETAIL--0.76%
Hot Topic, Inc.(a)                                                                        250                      3,980
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                         200                      4,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,610
========================================================================================================================

COMMUNICATIONS EQUIPMENT--2.96%
Cisco Systems, Inc.(a)                                                                  1,603                     33,439
========================================================================================================================

COMPUTER HARDWARE--0.69%
Dell Inc.(a)                                                                              220                      7,803
========================================================================================================================

CONSUMER FINANCE--2.32%
Capital One Financial Corp.                                                               100                      6,932
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                780                     19,258
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,190
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.50%
Affiliated Computer Services, Inc.-Class A(a)                                             420                     21,798
------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                             210                      6,449
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  28,247
========================================================================================================================

DEPARTMENT STORES--2.72%
Kohl's Corp.(a)                                                                           671                     30,705
========================================================================================================================

DIVERSIFIED BANKS--1.07%
Wells Fargo & Co.                                                                         210                     12,056
========================================================================================================================

DIVERSIFIED CHEMICALS--0.91%
E. I. du Pont de Nemours & Co.                                                            240                     10,289
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.88%
Career Education Corp.(a)                                                                 510                     17,243
------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                              280                     11,749
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                                                              790                     14,789
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  43,781
========================================================================================================================

USG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
DRUG RETAIL--2.00%
Walgreen Co.                                                                              620             $       22,568
========================================================================================================================

ELECTRIC UTILITIES--1.55%
FPL Group, Inc.                                                                           260                     17,506
========================================================================================================================

EMPLOYMENT SERVICES--0.99%
Robert Half International Inc.                                                            400                     11,128
========================================================================================================================

GENERAL MERCHANDISE STORES--0.88%
Dollar Tree Stores, Inc.(a)                                                               370                      9,957
========================================================================================================================

HEALTH CARE DISTRIBUTORS--2.66%
Cardinal Health, Inc.                                                                     675                     30,037
========================================================================================================================

HEALTH CARE EQUIPMENT--1.10%
Medtronic, Inc.                                                                           250                     12,417
========================================================================================================================

HEALTH CARE FACILITIES--0.55%
HCA Inc.                                                                                  160                      6,184
========================================================================================================================

HEALTH CARE SERVICES--1.51%
Express Scripts, Inc.(a)                                                                  260                     17,056
========================================================================================================================

HOME IMPROVEMENT RETAIL--0.86%
Lowe's Cos., Inc.                                                                         200                      9,744
========================================================================================================================

HOUSEHOLD PRODUCTS--3.18%
Colgate-Palmolive Co.                                                                     460                     24,472
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                220                     11,473
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  35,945
========================================================================================================================

HYPERMARKETS & SUPER CENTERS--2.21%
Wal-Mart Stores, Inc.                                                                     470                     24,915
========================================================================================================================

INDUSTRIAL CONGLOMERATES--4.36%
General Electric Co.                                                                    1,480                     49,210
========================================================================================================================

INDUSTRIAL MACHINERY--1.68%
Danaher Corp.                                                                             160                      8,104
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                  120                     10,862
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  18,966
========================================================================================================================

INSURANCE BROKERS--1.22%
Marsh & McLennan Cos., Inc.                                                               310                     13,758
========================================================================================================================

INTEGRATED OIL & GAS--4.04%
ChevronTexaco Corp.                                                                        65                      6,217
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         850                     39,355
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  45,572
========================================================================================================================

USG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--3.42%
SBC Communications Inc.                                                                 1,020             $       25,847
------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                               330                     12,718
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  38,565
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.84%
Merrill Lynch & Co., Inc.                                                                 100                      4,972
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            320                     15,786
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  20,758
========================================================================================================================

MANAGED HEALTH CARE--1.00%
UnitedHealth Group Inc.                                                                   180                     11,322
========================================================================================================================

MOTORCYCLE MANUFACTURERS--0.74%
Harley-Davidson, Inc.                                                                     140                      8,382
========================================================================================================================

MOVIES & ENTERTAINMENT--1.18%
Viacom Inc.-Class B                                                                       190                      6,382
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                     300                      6,927
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  13,309
========================================================================================================================

MULTI-LINE INSURANCE--3.00%
American International Group, Inc.                                                        480                     33,912
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.50%
Weatherford International Ltd. (Bermuda)(a)                                                120                     5,614
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.24%
Apache Corp.                                                                              300                     13,959
========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.96%
Citigroup Inc.                                                                            880                     38,799
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                      460                     17,172
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  55,971
========================================================================================================================

PERSONAL PRODUCTS--1.10%
Gillette Co. (The)                                                                        320                     12,474
========================================================================================================================

PHARMACEUTICALS--7.14%
Johnson & Johnson                                                                         600                     33,162
------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                          150                      6,802
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                             1,270                     40,589
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  80,553
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.03%
Berkshire Hathaway Inc.-Class B(a)                                                          4                     11,576
========================================================================================================================

REGIONAL BANKS--2.37%
Fifth Third Bancorp                                                                       300                     14,808
------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                                                   470                     11,971
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,779
========================================================================================================================

USG-QTR-1

                                                                                                               MARKET
                                                                                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.96%
Novellus Systems, Inc.(a)                                                                 400             $       10,800
========================================================================================================================

SEMICONDUCTORS--6.20%
Analog Devices, Inc.                                                                      150                      5,955
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                             1,300                     31,694
------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                 610                     17,672
------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                    220                      4,693
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                              340                     10,006
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  70,020
========================================================================================================================

SOFT DRINKS--1.55%
Coca-Cola Co. (The)                                                                       400                     17,544
========================================================================================================================

SPECIALTY STORES--3.83%
Bed Bath & Beyond Inc.(a)                                                               1,115                     39,460
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                             130                      3,754
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  43,214
========================================================================================================================

SYSTEMS SOFTWARE--4.22%
Microsoft Corp.                                                                           580                     16,507
------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                         1,500                     15,765
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                                 805                     15,343
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  47,615
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.28%
Fannie Mae                                                                                440                     31,222
------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                   150                     5,820
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  37,042
========================================================================================================================

Total Common Stocks (Cost $1,104,755)                                                                          1,128,769
========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,104,755)                                                             $    1,128,769
========================================================================================================================

        Notes to Schedule of Investments:


(a)     Non-income producing security.


        See accompanying notes which are an integral part of this schedule.

USG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

USG-QTR-1

         Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $567,296 and $527,292, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $     87,433
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (63,419)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $     24,014
==============================================================================
Investments have the same cost for tax and financial statement purposes.

USG-QTR-1

                               AIM WEINGARTEN FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004






YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              WEI-QTR-1 7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                       MARKET
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.62%

AEROSPACE & DEFENSE-1.42%

Boeing Co. (The)                                        250,000     $ 12,687,500
--------------------------------------------------------------------------------
Honeywell International Inc.                            600,000       22,566,000
================================================================================
                                                                      35,253,500
================================================================================

APPAREL RETAIL-2.14%

Gap, Inc. (The)                                       2,350,000       53,345,000
================================================================================

APPLICATION SOFTWARE-1.00%

Amdocs Ltd. (United Kingdom)(a)                       1,150,000       24,955,000
================================================================================

BIOTECHNOLOGY-2.60%

Biogen Idec Inc.(a)                                     350,000       21,000,000
--------------------------------------------------------------------------------
Genentech, Inc.(a)(b)                                   900,000       43,812,000
================================================================================
                                                                      64,812,000
================================================================================

COMMUNICATIONS EQUIPMENT-8.12%

Avaya Inc.(a)                                         1,850,000       27,102,500
--------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                5,000,000      104,300,000
--------------------------------------------------------------------------------
Motorola, Inc.                                        3,000,000       47,790,000
--------------------------------------------------------------------------------
QUALCOMM Inc.                                           200,000       13,816,000
--------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                     150,000        9,250,500
================================================================================
                                                                     202,259,000
================================================================================

COMPUTER & ELECTRONICS RETAIL-0.58%

Best Buy Co., Inc.                                      300,000       14,448,000
================================================================================

COMPUTER HARDWARE-2.72%

Apple Computer, Inc.(a)                                 450,000       14,553,000
--------------------------------------------------------------------------------
Dell Inc.(a)                                          1,500,000       53,205,000
================================================================================
                                                                      67,758,000
================================================================================

COMPUTER STORAGE & PERIPHERALS-0.71%

Lexmark International, Inc.-Class A(a)                  200,000       17,700,000
================================================================================

CONSUMER ELECTRONICS-0.97%

Sony Corp.-ADR (Japan)                                  700,000       24,255,000
================================================================================

CONSUMER FINANCE-2.25%

American Express Co.                                    550,000       27,637,500
--------------------------------------------------------------------------------
MBNA Corp.                                            1,150,000       28,393,500
================================================================================
                                                                      56,031,000
================================================================================

WEI-QTR-1

                                                                       MARKET
                                                      SHARES           VALUE
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-0.51%

Automatic Data Processing, Inc.                      300,000        $ 12,594,000
================================================================================

DEPARTMENT STORES-3.77%

J.C. Penney Co., Inc.                                600,000          24,000,000
--------------------------------------------------------------------------------
Kohl's Corp.(a)                                    1,000,000          45,760,000
--------------------------------------------------------------------------------
Nordstrom, Inc.(b)                                   550,000          24,145,000
================================================================================
                                                                      93,905,000
================================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.30%

Apollo Group, Inc.-Class A(a)                        300,000          25,065,000
--------------------------------------------------------------------------------
Cendant Corp.                                      2,500,000          57,200,000
================================================================================
                                                                      82,265,000
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.20%

Rockwell Automation, Inc.                            800,000          29,928,000
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.43%

Agilent Technologies, Inc.(a)                      1,500,000          35,715,000
================================================================================

FOOTWEAR-0.88%

NIKE, Inc.-Class B                                   300,000          21,813,000
================================================================================

GENERAL MERCHANDISE STORES-1.66%

Target Corp.                                         950,000          41,420,000
================================================================================

HEALTH CARE EQUIPMENT-3.68%

Bard (C.R.), Inc.                                    300,000          16,560,000
--------------------------------------------------------------------------------
Boston Scientific Corp.(a)                           750,000          28,695,000
--------------------------------------------------------------------------------
Waters Corp.(a)                                      450,000          19,746,000
--------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                             350,000          26,708,500
================================================================================
                                                                      91,709,500
================================================================================

HEALTH CARE SERVICES-1.71%

Caremark Rx, Inc.(a)                                 800,000          24,400,000
--------------------------------------------------------------------------------
IMS Health Inc.                                      750,000          18,180,000
================================================================================
                                                                      42,580,000
================================================================================

HEALTH CARE SUPPLIES-1.23%

Alcon, Inc. (Switzerland)                            400,000          30,640,000
================================================================================

HOME ENTERTAINMENT SOFTWARE-0.81%

Electronic Arts Inc.(a)                              400,000          20,052,000
================================================================================

HOME IMPROVEMENT RETAIL-0.68%

Home Depot, Inc. (The)                               500,000          16,860,000
================================================================================

WEI-QTR-1

                                                                     MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-0.90%

Starwood Hotels & Resorts Worldwide, Inc.            500,000     $    22,500,000
================================================================================

HOUSEHOLD PRODUCTS-1.68%

Procter & Gamble Co. (The)                           800,000          41,720,000
================================================================================

HOUSEWARES & SPECIALTIES-1.02%

Fortune Brands, Inc.                                 350,000          25,263,000
================================================================================

HYPERMARKETS & SUPER CENTERS-0.82%

Costco Wholesale Corp.                               500,000          20,330,000
================================================================================

INDUSTRIAL CONGLOMERATES-5.64%

3M Co.                                               200,000          16,472,000
--------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  4,000,000         124,000,000
================================================================================
                                                                     140,472,000
================================================================================

INDUSTRIAL MACHINERY-2.05%

Danaher Corp.                                        600,000          30,390,000
--------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                 300,000          20,607,000
================================================================================
                                                                      50,997,000
================================================================================

INTERNET RETAIL-1.57%

Amazon.com, Inc.(a)                                  300,000          11,676,000
--------------------------------------------------------------------------------
eBay Inc.(a)                                         350,000          27,415,500
================================================================================
                                                                      39,091,500
================================================================================

INTERNET SOFTWARE & SERVICES-2.23%

Yahoo! Inc.(a)(b)                                  1,800,000          55,440,000
================================================================================

INVESTMENT BANKING & BROKERAGE-4.18%

Goldman Sachs Group, Inc. (The)                      500,000          44,095,000
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                        500,000          35,050,000
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            500,000          24,860,000
================================================================================
                                                                     104,005,000
================================================================================

MANAGED HEALTH CARE-3.50%

Aetna Inc.                                           650,000          55,770,000
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                              500,000          31,450,000
================================================================================
                                                                      87,220,000
================================================================================

MOTORCYCLE MANUFACTURERS-0.48%

Harley-Davidson, Inc.                                200,000          11,974,000
================================================================================

MOVIES & ENTERTAINMENT-0.60%

Walt Disney Co. (The)                                650,000          15,008,500
================================================================================

MULTI-LINE INSURANCE-1.14%

American International Group, Inc.                   400,000          28,260,000
================================================================================

WEI-QTR-1

                                                                      MARKET
                                                     SHARES           VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2 47%

Citigroup Inc.                                       550,000     $    24,249,500
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               1,000,000          37,330,000
================================================================================
                                                                      61,579,500
================================================================================

PERSONAL PRODUCTS-3.44%

Avon Products, Inc.                                  600,000          25,806,000
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                 650,000          28,535,000
--------------------------------------------------------------------------------
Gillette Co. (The)                                   800,000          31,184,000
================================================================================
                                                                      85,525,000
================================================================================

PHARMACEUTICALS-7.06%

Johnson & Johnson                                    700,000          38,689,000
--------------------------------------------------------------------------------
Lilly (Eli) & Co.                                    275,000          17,523,000
--------------------------------------------------------------------------------
Pfizer Inc.                                        1,500,000          47,940,000
--------------------------------------------------------------------------------
Sepracor Inc.(a)(b)                                  550,000          25,283,500
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)     605,000          17,908,000
--------------------------------------------------------------------------------
Wyeth                                                800,000          28,320,000
================================================================================
                                                                     175,663,500
================================================================================

RESTAURANTS-2.03%

McDonald's Corp.                                   1,000,000          27,500,000
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    600,000          23,034,000
================================================================================
                                                                      50,534,000
================================================================================

SEMICONDUCTOR EQUIPMENT-1.46%

Novellus Systems, Inc.(a)                          1,350,000          36,450,000
================================================================================

SEMICONDUCTORS-4.19%

Analog Devices, Inc.                                 900,000          35,730,000
--------------------------------------------------------------------------------
Intel Corp.                                          950,000          23,161,000
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      400,000          19,240,000
--------------------------------------------------------------------------------
Microchip Technology Inc.                            900,000          26,073,000
================================================================================
                                                                     104,204,000
================================================================================

SOFT DRINKS-1.21%

PepsiCo, Inc.                                        600,000          30,000,000
================================================================================

SYSTEMS SOFTWARE-6.58%

Check Point Software Technologies Ltd. (Israel)(a)   550,000          10,939,500
--------------------------------------------------------------------------------
Computer Associates International, Inc.              700,000          17,668,000
--------------------------------------------------------------------------------
Microsoft Corp.                                    2,750,000          78,265,000
--------------------------------------------------------------------------------
Oracle Corp.(a)                                    1,600,000          16,816,000
--------------------------------------------------------------------------------
Symantec Corp.(a)(b)                                 450,000          21,042,000
--------------------------------------------------------------------------------
VERITAS Software Corp.(a)                          1,000,000          19,060,000
================================================================================
                                                                     163,790,500
================================================================================
Total Common Stocks & Other Equity
 Interests (Cost $2,011,885,115)                                   2,430,325,500
================================================================================

WEI-QTR-1

                                                                      MARKET
                                                     SHARES           VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.44%

Liquid Assets Portfolio-Institutional Class(c)     5,503,404      $    5,503,404
--------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)        5,503,404           5,503,404
================================================================================
Total Money Market Funds (Cost $11,006,808)                           11,006,808
================================================================================
TOTAL INVESTMENTS-98.06%
(excluding investments purchased with cash
collateral from securities loaned)
(Cost $2,022,891,923)                                              2,441,332,308
================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.94%

Liquid Assets Portfolio-Institutional
Class(c)(d)                                       48,305,700          48,305,700
================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $48,305,700)                                                    48,305,700
================================================================================
TOTAL INVESTMENTS-100.00%
(Cost $2,071,197,623)                                             $2,489,638,008
================================================================================


Investment Abbreviations:

ADR  -  American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

WEI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

    Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent

WEI-QTR-1
    pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated.

WEI-QTR-1

The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              UNREALIZED
                           MARKET VALUE    PURCHASES       PROCEEDS          APPRECIATION    MARKET VALUE   DIVIDEND      REALIZED
FUND                        10/31/03        AT COST       FROM SALES        (DEPRECIATION)     07/31/04      INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class                   $ 36,428,079   $  292,801,420   $  (323,726,095)   $     --        $ 5,503,404    $ 84,175      $   --
STIC Prime
  Portfolio-
  Institutional
  Class                     36,428,079      292,801,420      (323,726,095)         --          5,503,404      81,474          --
====================================================================================================================================
  SUBTOTAL                $ 72,856,158   $  585,602,840   $  (647,452,190)   $     --        $11,006,808    $165,649      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED        MARKET
                          MARKET  VALUE    PURCHASES       PROCEEDS         APPRECIATION       VALUE        DIVIDEND      REALIZED
FUND                        10/31/03        AT COST       FROM SALES       (DEPRECIATION)     07/31/04      INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class                   $ 38,996,800   $  453,129,531   $  (443,820,631)   $     --        $48,305,700    $  81,357     $   --
====================================================================================================================================
  TOTAL                   $111,852,958   $1,038,732,371   $(1,091,272,821)   $     --        $59,312,508    $ 247,006     $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At July 31, 2004, securities with an aggregate value of $42,513,375 were on loan to brokers. The loans were secured by cash collateral of $48,305,700 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $81,357 for securities lending transactions.

WEI-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $1,560,757,711 and $1,897,527,560, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $423,314,947
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (42,642,788)
================================================================================
Net unrealized appreciation of investment securities              $380,672,159
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $2,108,965,849.

WEI-QTR-1

Item 2. Controls and Procedures.

    (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably like to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Equity Funds

By:      /s/ ROBERT H. GRAHAM
         ---------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2004


By:      /s/ SIDNEY M. DILGREN
         ---------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.